UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Balanced Fund

	Shares	Value ($)*
Common Stocks — 63.4%
CONSUMER DISCRETIONARY — 6.9%
Auto Components — 0.9%
Johnson Controls, Inc.	85,625	3,120,175
Auto Components Total		3,120,175
Automobiles — 0.6%
General Motors Co. (a)	57,819	1,977,410
Automobiles Total		1,977,410
Hotels, Restaurants & Leisure — 1.4%
Bally Technologies, Inc. (a)	38,350	1,502,170
Carnival Corp.	60,955	2,518,051
Las Vegas Sands Corp. (a)	15,578	780,146
Hotels, Restaurants & Leisure Total		4,800,367
Household Durables — 0.2%
Harman International Industries, Inc. (a)	15,990	697,004
Household Durables Total		697,004
Media — 0.9%
Comcast Corp., Class A	153,155	3,063,100
Media Total		3,063,100
Multiline Retail — 2.0%
Kohl’s Corp. (a)	43,750	2,468,375
Target Corp.	79,113	4,504,694
Multiline Retail Total		6,973,069
Specialty Retail — 0.5%
American Eagle Outfitters, Inc.	115,610	1,907,565
Specialty Retail Total		1,907,565
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	14,951	1,287,729
Textiles, Apparel & Luxury Goods Total		1,287,729
CONSUMER DISCRETIONARY TOTAL		23,826,419
CONSUMER STAPLES — 5.1%
Beverages — 0.9%
PepsiCo, Inc.	48,366	3,125,895
Beverages Total		3,125,895
Food & Staples Retailing — 1.0%
CVS Caremark Corp.	106,171	3,291,301
Food & Staples Retailing Total		3,291,301
Food Products — 0.9%
Kraft Foods, Inc., Class A	98,785	2,988,246
Food Products Total		2,988,246

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.4%
Herbalife Ltd.	22,343	1,533,400
Personal Products Total		1,533,400
Tobacco — 1.9%
Philip Morris International, Inc.	117,617	6,691,231
Tobacco Total		6,691,231
CONSUMER STAPLES TOTAL		17,630,073
ENERGY — 9.7%
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	13,765	717,982
Halliburton Co.	67,815	2,566,120
Schlumberger Ltd.	37,710	2,916,491
Energy Equipment & Services Total		6,200,593
Oil, Gas & Consumable Fuels — 7.9%
Alpha Natural Resources, Inc. (a)	32,484	1,609,907
Apache Corp.	35,509	3,822,189
Chevron Corp.	55,276	4,475,698
ConocoPhillips	48,327	2,907,835
Devon Energy Corp.	25,524	1,801,229
Exxon Mobil Corp.	118,585	8,248,773
Petroleo Brasileiro SA, ADR	83,244	2,437,384
Suncor Energy, Inc.	61,967	2,082,711
Oil, Gas & Consumable Fuels Total		27,385,726
ENERGY TOTAL		33,586,319
FINANCIALS — 11.8%
Capital Markets — 5.0%
Bank of New York Mellon Corp.	87,039	2,349,183
BlackRock, Inc., Class A	10,275	1,674,825
Goldman Sachs Group, Inc.	44,280	6,913,879
Invesco Ltd.	79,080	1,719,199
State Street Corp.	80,905	3,495,096
Waddell & Reed Financial, Inc., Class A	36,490	1,123,892
Total Capital Markets		17,276,074
Commercial Banks — 1.0%
Itau Unibanco Holding SA, ADR	51,725	1,206,744
Wells Fargo & Co.	85,254	2,319,762
Commercial Banks Total		3,526,506

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 0.9%
American Express Co.	71,355	3,083,963
Consumer Finance Total		3,083,963
Diversified Financial Services — 2.8%
Citigroup, Inc. (a)	859,315	3,609,123
JPMorgan Chase & Co.	162,268	6,065,578
Diversified Financial Services Total		9,674,701
Insurance — 2.1%
AON Corp.	66,835	2,681,420
Berkshire Hathaway, Inc., Class B (a)	12,605	1,004,366
MetLife, Inc.	91,745	3,500,072
Insurance Total		7,185,858
FINANCIALS TOTAL		40,747,102
HEALTH CARE — 5.6%
Biotechnology — 0.9%
Amgen, Inc. (a)	15,710	827,760
Celgene Corp. (a)	37,650	2,235,657
Biotechnology Total		3,063,417
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	28,414	1,379,500
Health Care Equipment & Supplies Total		1,379,500
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.	49,699	1,768,291
Medco Health Solutions, Inc. (a)	34,410	2,110,021
Health Care Providers & Services Total		3,878,312
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc. (a)	70,103	3,565,438
Life Sciences Tools & Services Total		3,565,438
Pharmaceuticals — 2.2%
Abbott Laboratories	101,810	4,735,183
Pfizer, Inc.	88,235	1,437,348
Teva Pharmaceutical Industries Ltd., ADR	30,520	1,527,221
Pharmaceuticals Total		7,699,752
HEALTH CARE TOTAL		19,586,419
INDUSTRIALS — 7.1%
Aerospace & Defense — 1.7%
Honeywell International, Inc.	48,424	2,407,157
United Technologies Corp.	47,598	3,582,702
Total Aerospace & Defense		5,989,859

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 1.0%
FedEx Corp.	39,050	3,558,236
Air Freight & Logistics Total		3,558,236
Electrical Equipment — 0.7%
Sensata Technologies Holding N.V. (a)	81,675	2,270,565
Electrical Equipment Total		2,270,565
Industrial Conglomerates — 1.4%
General Electric Co.	182,312	2,885,999
Tyco International Ltd.	53,305	2,019,726
Industrial Conglomerates Total		4,905,725
Machinery — 1.0%
Illinois Tool Works, Inc.	75,913	3,615,736
Machinery Total		3,615,736
Road & Rail — 1.3%
Union Pacific Corp.	48,163	4,339,968
Road & Rail Total		4,339,968
INDUSTRIALS TOTAL		24,680,089
INFORMATION TECHNOLOGY — 12.5%
Communications Equipment — 1.0%
QUALCOMM, Inc.	75,116	3,510,922
Communications Equipment Total		3,510,922
Computers & Peripherals — 3.3%
Apple, Inc. (a)	27,241	8,476,037
EMC Corp. (a)	146,526	3,148,844
Computers & Peripherals Total		11,624,881
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	111,845	1,975,183
Electronic Equipment, Instruments & Components Total		1,975,183
Internet Software & Services — 2.9%
eBay, Inc. (a)	172,115	5,013,710
Google, Inc., Class A (a)	9,387	5,216,450
Internet Software & Services Total		10,230,160
IT Services — 2.7%
International Business Machines Corp.	41,305	5,843,005
MasterCard, Inc., Class A	14,740	3,493,822
IT Services Total		9,336,827
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc. (a)	134,380	979,630

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Atmel Corp. (a)	135,532	1,408,177
Semiconductors & Semiconductor Equipment Total		2,387,807
Software — 1.3%
Microsoft Corp.	175,428	4,422,540
Software Total		4,422,540
INFORMATION TECHNOLOGY TOTAL		43,488,320
MATERIALS — 4.1%
Chemicals — 2.8%
Air Products & Chemicals, Inc.	37,570	3,239,285
Celanese Corp., Series A	61,490	2,275,130
Chemtura Corp. (a)	16,205	228,328
Monsanto Co.	21,115	1,265,211
Syngenta AG, ADR	49,270	2,744,832
Chemicals Total		9,752,786
Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	28,910	2,929,161
Vale SA, ADR	44,274	1,402,601
Metals & Mining Total		4,331,762
MATERIALS TOTAL		14,084,548
TELECOMMUNICATION SERVICES — 0.6%
Wireless Telecommunication Services — 0.6%
MetroPCS Communications, Inc. (a)	87,150	1,058,873
Millicom International Cellular SA	12,475	1,082,580
Wireless Telecommunication Services Total		2,141,453
TELECOMMUNICATION SERVICES TOTAL		2,141,453

Total Common Stocks (cost of $181,418,308)		219,770,742

	Par ($)
Corporate Fixed-Income Bonds & Notes — 11.2%
BASIC MATERIALS — 0.4%
Chemicals — 0.1%
Celanese U.S. Holdings LLC
6.625% 10/15/18 (b)	2,000	2,055
CF Industries, Inc.
6.875% 05/01/18	35,000	38,412
Dow Chemical Co.
7.375% 11/01/29	275,000	327,516
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.875% 02/01/18	65,000	66,950
9.000% 11/15/20 (b)	10,000	9,925

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
INEOS Finance PLC
	9.000% 05/15/15 (b)	60,000	62,100
Lyondell Chemical Co.
	8.000% 11/01/17 (b)	48,000	51,780
Momentive Performance Materials, Inc.
	9.000% 01/15/21 (b)	15,000	14,925
Rain CII Carbon LLC & CII Carbon Corp.
	8.000% 12/01/18 (b)(c)	20,000	19,975
Chemicals Total			593,638
Forest Products & Paper — 0.1%
Cascades, Inc.
	7.750% 12/15/17	10,000	10,475
Georgia-Pacific LLC
	5.400% 11/01/20 (b)	15,000	14,841
	8.000% 01/15/24	180,000	209,700
Forest Products & Paper Total			235,016
Iron/Steel — 0.1%
ArcelorMittal USA, Inc.
	6.500% 04/15/14	300,000	331,150
United States Steel Corp.
	7.000% 02/01/18	25,000	24,750
	7.375% 04/01/20	2,000	1,997
Iron/Steel Total			357,897
Metals & Mining — 0.1%
FMG Resources August 2006
	7.000% 11/01/15 (b)	34,000	34,425
Vale Overseas Ltd.
	6.250% 01/23/17	295,000	335,177
Metals & Mining Total			369,602
BASIC MATERIALS TOTAL			1,556,153
COMMUNICATIONS — 1.8%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	10.000% 07/15/17	40,000	46,600
inVentiv Health, Inc.
	10.000% 08/15/18 (b)	33,000	32,422
Visant Corp.
	10.000% 10/01/17 (b)	17,000	17,553
Advertising Total			96,575

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — 0.7%
Belo Corp.
	8.000% 11/15/16	15,000	16,125
Cablevision Systems Corp.
	8.625% 09/15/17	50,000	54,375
CCO Holdings LLC/CCO Holdings Capital Corp.
	7.250% 10/30/17 (b)	49,000	49,490
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17	45,000	48,038
DIRECTV Holdings LLC
	3.550% 03/15/15	280,000	289,180
DISH DBS Corp.
	7.875% 09/01/19	73,000	76,650
Entravision Communications Corp.
	8.750% 08/01/17 (b)	45,000	47,025
Gray Television, Inc.
	10.500% 06/29/15	25,000	25,000
Insight Communications
	9.375% 07/15/18 (b)	15,000	16,275
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19	45,000	45,450
NBC Universal, Inc.
	5.950% 04/01/41 (b)	350,000	357,423
News America, Inc.
	6.550% 03/15/33	275,000	296,019
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (b)	52,000	52,910
RR Donnelley & Sons Co.
	6.125% 01/15/17	350,000	365,689
Salem Communications Corp.
	9.625% 12/15/16	35,000	36,575
Sinclair Television Group, Inc.
	9.250% 11/01/17 (b)	64,000	69,280
Sirius XM Radio, Inc.
	8.750% 04/01/15 (b)	25,000	26,313
	9.750% 09/01/15 (b)	10,000	11,000
Time Warner, Inc.
	6.200% 03/15/40	360,000	384,699
Umbrella Acquisition, Inc.
	PIK,
	9.750% 03/15/15 (03/15/12) (b)(d)(e)	3,878	4,101

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Univision Communications, Inc.
	7.875% 11/01/20 (b)	30,000	30,675
	8.500% 05/15/21 (b)	35,000	33,425
XM Satellite Radio, Inc.
	7.625% 11/01/18 (b)	31,000	30,845
Media Total			2,366,562
Telecommunication Services — 1.1%
America Movil SAB de CV
	5.625% 11/15/17	370,000	414,855
AT&T, Inc.
	4.950% 01/15/13	400,000	430,789
	5.350% 09/01/40 (b)	246,000	233,576
British Telecommunications PLC
	5.150% 01/15/13	275,000	293,433
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	500,000	557,957
Cincinnati Bell, Inc.
	8.250% 10/15/17	30,000	29,100
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	43,000	45,526
ITC Deltacom, Inc.
	10.500% 04/01/16	30,000	32,175
Level 3 Financing, Inc.
	8.750% 02/15/17	45,000	41,175
	9.250% 11/01/14	5,000	4,825
MetroPCS Wireless, Inc.
	6.625% 11/15/20	20,000	19,050
	7.875% 09/01/18	30,000	31,087
Nextel Communications, Inc.
	7.375% 08/01/15	44,000	42,460
PAETEC Escrow Corp.
	9.875% 12/01/18 (b)(c)	20,000	19,750
PAETEC Holding Corp.
	8.875% 06/30/17	45,000	47,025
Sprint Capital Corp.
	6.875% 11/15/28	25,000	21,250
	6.900% 05/01/19	22,000	21,065
Sprint Nextel Corp.
	8.375% 08/15/17	89,000	92,560

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecom Italia Capital SA
	4.950% 09/30/14	325,000	339,786
Telefonica Emisiones SAU
	0.616% 02/04/13 (02/04/11) (d)(e)	425,000	417,427
Vodafone Group PLC
	5.750% 03/15/16	335,000	382,975
West Corp.
	7.875% 01/15/19 (b)	20,000	19,750
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)(f)(g)	65,000	—
	11.750% 07/15/17 (b)	65,000	72,150
Windstream Corp.
	7.875% 11/01/17	45,000	47,250
	8.125% 09/01/18	25,000	25,750
Telecommunication Services Total			3,682,746
COMMUNICATIONS TOTAL			6,145,883
CONSUMER CYCLICAL — 0.3%
Auto Manufacturers — 0.0%
Oshkosh Corp.
	8.500% 03/01/20	2,000	2,170
Auto Manufacturers Total			2,170
Auto Parts & Equipment — 0.0%
Accuride Corp.
	9.500% 08/01/18 (b)	7,000	7,473
Lear Corp.
	7.875% 03/15/18	45,000	48,150
Tenneco Automotive, Inc.
	7.750% 08/15/18 (b)	4,000	4,175
Auto Parts & Equipment Total			59,798
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp.
	9.500% 12/15/16 (b)	33,000	30,030
Distribution/Wholesale Total			30,030
Entertainment — 0.0%
Boyd Gaming Corp.
	9.125% 12/01/18 (b)	40,000	37,600
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	9.125% 08/01/18 (b)	10,000	10,650
Pinnacle Entertainment, Inc.
	8.750% 05/15/20	30,000	29,962

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Seneca Gaming Corp.
	8.250% 12/01/18 (b)	16,000	15,920
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (b)	65,000	39,650
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (b)	1,000	930
Entertainment Total			134,712
Home Builders — 0.0%
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	25,000	25,281
Home Builders Total			25,281
Home Furnishings — 0.0%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15	50,000	53,000
Home Furnishings Total			53,000
Lodging — 0.1%
MGM Resorts International
	9.000% 03/15/20 (b)	45,000	49,050
	11.375% 03/01/18	40,000	41,200
Starwood Hotels & Resorts Worldwide, Inc.
	7.150% 12/01/19	30,000	33,300
Wyndham Worldwide Corp.
	6.000% 12/01/16	75,000	78,207
Lodging Total			201,757
Office Furnishings — 0.0%
Interface, Inc.
	7.625% 12/01/18 (b)(c)	6,000	6,120
Office Furnishings Total			6,120
Retail — 0.2%
CVS Pass-Through Trust
	7.507% 01/10/32 (b)	345,060	404,390
DineEquity, Inc.
	9.500% 10/30/18 (b)	10,000	10,350
Giraffe Acquisition Corp.
	9.125% 12/01/18 (b)	30,000	30,150
Michaels Stores, Inc.
	7.750% 11/01/18 (b)	20,000	19,450
	11.375% 11/01/16	10,000	10,813

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
NBTY, Inc.
	9.000% 10/01/18 (b)	5,000	5,250
QVC, Inc.
	7.500% 10/01/19 (b)	75,000	78,750
Rite Aid Corp.
	8.000% 08/15/20 (b)	10,000	10,300
	10.250% 10/15/19	13,000	13,487
Toys R U.S. - Delaware, Inc.
	7.375% 09/01/16 (b)	25,000	26,094
Retail Total			609,034
CONSUMER CYCLICAL TOTAL			1,121,902
CONSUMER NON-CYCLICAL — 1.5%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
	2.500% 03/26/13	375,000	385,149
Bottling Group LLC
	6.950% 03/15/14	425,000	500,257
Cott Beverages, Inc.
	8.125% 09/01/18	9,000	9,630
	8.375% 11/15/17	20,000	21,250
Miller Brewing Co.
	5.500% 08/15/13 (b)	340,000	371,924
Beverages Total			1,288,210
Commercial Services — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.250% 01/15/19 (b)	20,000	19,550
Brickman Group Holdings, Inc.
	9.125% 11/01/18 (b)	2,000	2,025
Cardtronics, Inc.
	8.250% 09/01/18	20,000	20,900
Garda World Security Corp.
	9.750% 03/15/17 (b)	10,000	10,525
Hertz Corp.
	7.500% 10/15/18 (b)	15,000	15,150
Interactive Data Corp.
	10.250% 08/01/18 (b)	35,000	37,800
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (b)	10,000	11,200
United Rentals North America, Inc.
	8.375% 09/15/20	40,000	39,500
	9.250% 12/15/19	10,000	10,862

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	10.875% 06/15/16	35,000	39,725
Commercial Services Total			207,237
Food — 0.3%
ConAgra Foods, Inc.
	5.875% 04/15/14	250,000	281,760
Kraft Foods, Inc.
	5.375% 02/10/20	310,000	345,254
Kroger Co.
	5.400% 07/15/40	300,000	295,619
Michael Foods, Inc.
	9.750% 07/15/18 (b)	20,000	21,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finace Corp.
	9.250% 04/01/15	15,000	15,431
U.S. Foodservice
	PIK,
	10.750% 06/30/15 (b)	2,000	2,000
Food Total			961,664
Healthcare Products — 0.1%
Hanger Orthopedic Group, Inc.
	7.125% 11/15/18 (b)	12,000	11,715
Hospira, Inc.
	6.050% 03/30/17	300,000	343,746
Healthcare Products Total			355,461
Healthcare Services — 0.3%
Apria Healthcare Group, Inc.
	11.250% 11/01/14	45,000	48,937
Capella Healthcare, Inc.
	9.250% 07/01/17 (b)	5,000	5,269
HCA Holdings, Inc.
	7.750% 05/15/21 (b)	10,000	9,838
HCA, Inc.
	7.250% 09/15/20	104,000	109,070
	7.875% 02/15/20	19,000	20,211
Healthsouth Corp.
	8.125% 02/15/20	5,000	5,419
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (b)	8,000	8,000
Multiplan, Inc.
	9.875% 09/01/18 (b)	14,000	14,875

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Radiation Therapy Services, Inc.
	9.875% 04/15/17 (b)	11,000	10,753
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	350,000	417,983
Select Medical Corp.
	7.625% 02/01/15	11,000	10,945
Tenet Healthcare Corp.
	8.000% 08/01/20 (b)	25,000	24,500
UnitedHealth Group, Inc.
	4.875% 03/15/15	425,000	463,756
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	40,000	40,400
Healthcare Services Total			1,189,956
Household Products/Wares — 0.0%
Jarden Corp.
	8.000% 05/01/16	45,000	48,825
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Lu
	7.125% 04/15/19 (b)	39,000	39,682
	7.750% 10/15/16 (b)	3,000	3,128
	9.000% 04/15/19 (b)	20,000	20,350
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (b)	40,000	43,300
Household Products/Wares Total			155,285
Pharmaceuticals — 0.3%
Express Scripts, Inc.
	6.250% 06/15/14	335,000	380,779
Mylan, Inc.
	6.000% 11/15/18 (b)	20,000	19,500
Omnicare, Inc.
	6.875% 12/15/15	65,000	65,650
Valeant Pharmaceuticals International
	6.750% 10/01/17 (b)	10,000	9,875
	7.000% 10/01/20 (b)	10,000	9,750
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
	7.750% 09/15/18 (b)	27,000	27,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Wyeth
	5.500% 02/01/14	345,000	389,352
Pharmaceuticals Total			901,906
CONSUMER NON-CYCLICAL TOTAL			5,059,719
ENERGY — 1.1%
Coal — 0.1%
Arch Coal, Inc.
	7.250% 10/01/20	2,000	2,190
	8.750% 08/01/16	110,000	120,725
Consol Energy, Inc.
	8.000% 04/01/17 (b)	15,000	16,125
	8.250% 04/01/20 (b)	60,000	64,950
Coal Total			203,990
Oil & Gas — 0.6%
Anadarko Petroleum Corp.
	6.200% 03/15/40	325,000	308,205
Berry Petroleum Co.
	6.750% 11/01/20	5,000	4,975
	8.250% 11/01/16	5,000	5,188
Brigham Exploration Co.
	8.750% 10/01/18 (b)	5,000	5,325
Canadian Natural Resources Ltd.
	5.700% 05/15/17	300,000	347,652
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (b)	25,000	24,875
Chesapeake Energy Corp.
	6.625% 08/15/20	50,000	50,375
Comstock Resources, Inc.
	8.375% 10/15/17	3,000	3,030
Concho Resources, Inc./Midland TX
	8.625% 10/01/17	45,000	48,037
Continental Resources, Inc.
	7.125% 04/01/21 (b)	10,000	10,500
EXCO Resources, Inc.
	7.500% 09/15/18	30,000	28,650
Forest Oil Corp.
	7.250% 06/15/19	45,000	45,900
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	45,000	46,237
Nexen, Inc.
	5.875% 03/10/35	300,000	300,779

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
PetroHawk Energy Corp.
	7.250% 08/15/18	15,000	14,962
	7.875% 06/01/15	140,000	144,200
	10.500% 08/01/14	30,000	33,825
Precision Drilling Corp.
	6.625% 11/15/20 (b)	15,000	15,150
QEP Resources, Inc.
	6.875% 03/01/21	20,000	21,100
Quicksilver Resources, Inc.
	8.250% 08/01/15	10,000	10,225
	9.125% 08/15/19	45,000	48,375
Range Resources Corp.
	6.750% 08/01/20	20,000	20,700
	7.500% 05/15/16	110,000	113,850
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	17,000	16,575
Talisman Energy, Inc.
	6.250% 02/01/38	235,000	252,590
Oil & Gas Total			1,921,280
Oil & Gas Services — 0.1%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	5,000	5,025
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (b)	37,000	35,983
Frac Tech Services LLC/Frac Tech Finance, Inc.
	7.125% 11/15/18 (b)	10,000	9,925
Weatherford International Ltd.
	5.150% 03/15/13	5,000	5,318
	6.750% 09/15/40	345,000	359,997
Oil & Gas Services Total			416,248
Pipelines — 0.3%
El Paso Corp.
	6.875% 06/15/14	220,000	236,792
	7.750% 01/15/32	40,000	41,680
Energy Transfer Equity LP
	7.500% 10/15/20	35,000	36,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Enterprise Products Operating LLC
	4.600% 08/01/12	200,000	210,252
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	5,000	5,050
	9.375% 06/01/16	95,000	104,263
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (d)(e)	245,000	241,977
Williams Partners LP/Williams Partners Finance Corp.
	7.250% 02/01/17	270,000	322,439
Pipelines Total			1,198,678
ENERGY TOTAL			3,740,196
FINANCIALS — 4.2%
Banks — 2.4%
Ally Financial, Inc.
	6.250% 12/01/17 (b)	25,000	24,000
	7.500% 09/15/20 (b)	20,000	19,600
	8.000% 03/15/20 (b)	91,000	93,730
ANZ National International Ltd.
	6.200% 07/19/13 (b)	500,000	554,121
Bank of New York Mellon Corp.
	5.125% 08/27/13	300,000	331,498
Barclays Bank PLC
	6.750% 05/22/19	475,000	539,054
Bear Stearns Companies LLC
	7.250% 02/01/18	650,000	776,480
Capital One Financial Corp.
	5.500% 06/01/15	325,000	358,132
CIT Group, Inc.
	7.000% 05/01/17	140,000	136,500
Citigroup Funding, Inc.
	2.000% 03/30/12 (h)	750,000	764,077
Citigroup, Inc.
	6.125% 05/15/18	625,000	681,671
Commonwealth Bank of Australia
	3.750% 10/15/14 (b)	450,000	475,659
Credit Suisse/New York NY
	6.000% 02/15/18	449,000	489,752
Goldman Sachs Group, Inc.
	5.350% 01/15/16	300,000	325,013

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Keycorp
	6.500% 05/14/13	290,000	316,977
Merrill Lynch & Co., Inc.
	6.875% 04/25/18	675,000	741,618
Morgan Stanley
	6.625% 04/01/18	350,000	382,476
Royal Bank of Scotland PLC
	3.950% 09/21/15	425,000	427,513
Santander US Debt SA Unipersonal
	2.991% 10/07/13 (b)	300,000	293,877
Wachovia Corp.
	4.875% 02/15/14	500,000	533,429
Banks Total			8,265,177
Diversified Financial Services — 0.7%
American General Finance Corp.
	6.900% 12/15/17	54,000	42,795
E*Trade Financial Corp.
	7.375% 09/15/13	5,000	4,950
	7.875% 12/01/15	20,000	19,700
	PIK,
	12.500% 11/30/17	20,000	23,050
ERAC USA Finance LLC
	6.375% 10/15/17 (b)	300,000	342,761
Ford Motor Credit Co., LLC
	8.000% 12/15/16	90,000	98,878
General Electric Capital Corp.
	2.250% 03/12/12 (h)	750,000	766,483
	5.500% 01/08/20	750,000	802,892
International Lease Finance Corp.
	8.750% 03/15/17 (b)	22,000	23,155
	8.875% 09/01/17	25,000	26,500
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11 (i)	275,000	59,469
Pinafore LLC/Pinafore, Inc.
	9.000% 10/01/18 (b)	5,000	5,275
Woodside Finance Ltd.
	4.500% 11/10/14 (b)	325,000	347,290
Diversified Financial Services Total			2,563,198
Insurance — 0.8%
Chubb Corp.
	5.750% 05/15/18	90,000	102,457

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
CNA Financial Corp.
	7.350% 11/15/19	325,000	363,958
ING Groep NV
	5.775% 12/29/49 (d)	20,000	16,800
Lincoln National Corp.
	8.750% 07/01/19	250,000	314,980
MetLife, Inc.
	6.817% 08/15/18	360,000	425,823
Principal Life Income Funding Trusts
	5.300% 04/24/13	320,000	348,553
Prudential Financial, Inc.
	6.100% 06/15/17	325,000	363,443
Transatlantic Holdings, Inc.
	8.000% 11/30/39	310,000	322,051
Travelers Cos., Inc.
	5.800% 05/15/18	390,000	443,428
Insurance Total			2,701,493
Investment Companies — 0.0%
Offshore Group Investments Ltd.
	11.500% 08/01/15 (b)	40,000	42,200
Investment Companies Total			42,200
Real Estate Investment Trusts (REITs) — 0.3%
Duke Realty LP
	8.250% 08/15/19	250,000	300,034
Kimco Realty Corp.
	4.300% 02/01/18	275,000	279,016
Simon Property Group LP
	6.750% 02/01/40	255,000	294,033
Real Estate Investment Trusts (REITs) Total			873,083
FINANCIALS TOTAL			14,445,151
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.1%
Kratos Defense & Security Solutions, Inc.
	10.000% 06/01/17	10,000	11,163
United Technologies Corp.
	5.375% 12/15/17	315,000	364,104
Aerospace & Defense Total			375,267
Building Materials — 0.0%
Associated Materials LLC
	9.125% 11/01/17 (b)	10,000	10,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Gibraltar Industries, Inc.
	8.000% 12/01/15	10,000	9,850
Goodman Global, Inc.
	5.750% 10/28/16 (12/08/10) (d)(e)	5,000	5,033
Interline Brands, Inc.
	7.000% 11/15/18 (b)	9,000	9,034
Nortek, Inc.
	11.000% 12/01/13	10,000	10,525
Building Materials Total			44,642
Machinery-Construction & Mining — 0.0%
Terex Corp.
	10.875% 06/01/16	75,000	86,437
Machinery-Construction & Mining Total			86,437
Machinery-Diversified — 0.0%
Case New Holland, Inc.
	7.875% 12/01/17 (b)	39,000	42,998
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	2,000	2,120
Manitowoc Co., Inc.
	8.500% 11/01/20	20,000	20,450
Machinery-Diversified Total			65,568
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	235,000	287,558
Polypore International, Inc.
	7.500% 11/15/17 (b)	30,000	30,375
SPX Corp.
	6.875% 09/01/17 (b)	15,000	15,750
Tyco International Ltd./Tyco International Finance SA
	7.000% 12/15/19	265,000	328,292
Miscellaneous Manufacturing Total			661,975
Packaging & Containers — 0.0%
Graphic Packaging International, Inc.
	7.875% 10/01/18	7,000	7,262
	9.500% 06/15/17	75,000	81,375
Packaging & Containers Total			88,637
Transportation — 0.3%
AMGH Merger Sub, Inc.
	9.250% 11/01/18 (b)	4,000	4,090
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	275,000	306,589

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Canadian Pacific Railway Co.
4.450% 03/15/23	340,000	342,061
United Parcel Service, Inc.
4.500% 01/15/13	145,000	155,902
Transportation Total		808,642
INDUSTRIALS TOTAL		2,131,168
INFORMATION TECHNOLOGY — 0.0%
IT Services — 0.0%
First Data Corp.
8.875% 08/15/20 (b)	25,000	26,000
9.875% 09/24/15	20,000	17,000
PIK,
10.550% 09/24/15	9,000	7,763
IT Services Total		50,763
INFORMATION TECHNOLOGY TOTAL		50,763
TECHNOLOGY — 0.2%
Computers — 0.0%
SunGard Data Systems, Inc.
7.375% 11/15/18 (b)	35,000	34,650
Computers Total		34,650
Networking Products — 0.1%
Cisco Systems, Inc.
4.950% 02/15/19	325,000	365,472
Networking Products Total		365,472
Semiconductors — 0.0%
Freescale Semiconductor, Inc.
9.250% 04/15/18 (b)	15,000	15,712
NXP BV/NXP Funding LLC
9.750% 08/01/18 (b)	45,000	48,600
Semiconductors Total		64,312
Software — 0.1%
Oracle Corp.
6.500% 04/15/38	300,000	359,059
Software Total		359,059
TECHNOLOGY TOTAL		823,493
UTILITIES — 1.1%
Electric — 0.9%
Calpine Corp.
7.500% 02/15/21 (b)	15,000	14,737
Commonwealth Edison Co.
6.150% 09/15/17	300,000	350,674

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Consolidated Edison Co. of New York, Inc.
	5.850% 03/15/36	325,000	353,342
Dominion Resources, Inc.
	5.200% 08/15/19	335,000	376,177
DTE Energy Co.
	6.375% 04/15/33	215,000	228,018
Dynegy Holdings, Inc.
	7.750% 06/01/19	14,000	9,135
Edison Mission Energy
	7.000% 05/15/17	30,000	23,550
Energy Future Holdings Corp.
	10.000% 01/15/20 (b)	30,000	30,695
Nevada Power Co.
	6.500% 08/01/18	235,000	280,348
NiSource Finance Corp.
	6.400% 03/15/18	285,000	324,734
NRG Energy, Inc.
	7.375% 01/15/17	80,000	80,800
Ohio Edison Co.
	6.875% 07/15/36	225,000	247,308
Pacific Gas & Electric Co.
	5.800% 03/01/37	325,000	349,115
Progress Energy, Inc.
	7.750% 03/01/31	250,000	317,998
Southern California Edison Co.
	5.000% 01/15/14	200,000	221,150
Electric Total			3,207,781
Gas — 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	300,000	343,048
Sempra Energy
	6.500% 06/01/16	305,000	361,879
Gas Total			704,927
UTILITIES TOTAL			3,912,708

	Total Corporate Fixed-Income Bonds & Notes (cost of $37,077,544)		38,987,136

Mortgage-Backed Securities — 9.1%
Federal Home Loan Mortgage Corp.
	4.500% 10/01/39	966,166	1,004,222
	4.500% 01/01/40	1,462,250	1,519,847

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	4.500% 06/01/40	2,887,194	3,000,918
	4.500% 07/01/40	478,325	497,166
	4.500% 09/01/40	224,362	233,199
	4.500% 10/01/40	298,396	310,150
	5.000% 04/01/38	878,607	929,560
	5.000% 12/01/38	160,367	169,667
	5.000% 10/01/39	805,159	851,772
	5.000% 01/01/40	1,017,453	1,076,357
	5.000% 04/01/40	1,264,666	1,337,881
	5.000% 08/01/40	964,068	1,019,881
	5.500% 12/01/18	550,910	600,675
	5.500% 07/01/19	163,130	177,866
	5.500% 07/01/21	108,176	117,339
	5.500% 08/01/21	13,157	14,272
	5.500% 12/01/36	424,038	455,624
	5.500% 02/01/38	115,695	124,060
	5.500% 07/01/38	720,661	772,765
	5.500% 12/01/38	916,082	982,316
	5.500% 01/01/39	960,637	1,030,393
	6.000% 03/01/17	31,779	34,828
	6.000% 04/01/17	199,274	218,396
	6.000% 05/01/17	95,806	105,000
	6.000% 08/01/17	74,009	81,111
	6.000% 12/01/36	956,983	1,041,158
	6.000% 06/01/37	1,125,000	1,221,142
	6.000% 12/01/37	24,732	26,846
	6.000% 01/01/38	946,598	1,027,493
	6.000% 08/01/38	150,000	162,819
	6.000% 01/01/39	18,285	19,848
	6.500% 08/01/32	73,855	83,384
	6.500% 03/01/38	230,107	255,072
Federal National Mortgage Association
	4.000% 01/01/25	1,461,477	1,521,154
	4.500% 05/01/40	1,591,739	1,658,664
	5.000% 05/01/37	923,854	980,659
	5.000% 03/01/38	600,029	636,795
	5.000% 08/01/39	1,246,710	1,322,977
	5.000% 05/01/40	725,995	770,408
	5.500% 03/01/37	997,685	1,074,963
	5.500% 06/01/37	683,211	735,063
	5.500% 09/01/37	971,751	1,045,502

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.595% 07/01/32 (12/01/10) (d)(e)	221,870	235,320
	6.500% 03/01/37	157,564	175,406
	6.500% 08/01/37	117,367	130,327
Government National Mortgage Association
	4.500% 02/15/39	110,551	116,308
	6.000% 12/15/37	354,339	391,061
	7.000% 10/15/31	48,109	55,567
	7.000% 04/15/32	34,160	39,396
	7.000% 05/15/32	70,572	81,388

	Total Mortgage-Backed Securities (cost of $30,749,903)		31,473,985

Government & Agency Obligations — 6.2%
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Petroleos Mexicanos
	5.500% 01/21/21	335,000	350,075
Province of Ontario
	5.450% 04/27/16	675,000	787,865
Province of Quebec
	4.625% 05/14/18	475,000	533,240
Svensk Exportkredit AB
	5.125% 03/01/17	375,000	430,169
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,101,349
U.S. GOVERNMENT AGENCIES — 0.4%
Federal Home Loan Mortgage Corp.
	3.750% 03/27/19	60,000	64,113
Federal National Mortgage Association
	0.750% 12/18/13	1,400,000	1,392,155
U.S. GOVERNMENT AGENCIES TOTAL			1,456,268
U.S. GOVERNMENT OBLIGATIONS — 5.2%
U.S. Treasury Bonds
	4.500% 02/15/36	200,000	216,094
	5.375% 02/15/31 (j)	6,057,000	7,394,270
U.S. Treasury Inflation Indexed Note
	3.000% 07/15/12	947,606	1,002,094
U.S. Treasury Notes
	0.875% 02/29/12	1,250,000	1,258,300
	1.375% 09/15/12	1,000,000	1,016,602
	1.375% 11/30/15	1,000,000	995,781
	2.375% 10/31/14	4,000,000	4,201,876

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
	2.375% 02/28/15	1,800,000	1,888,308
U.S. GOVERNMENT OBLIGATIONS TOTAL			17,973,325

	Total Government & Agency Obligations (cost of $20,425,455)		21,530,942

Commercial Mortgage-Backed Securities — 4.8%
AGENCY — 0.3%
Government National Mortgage Association
	2.159% 01/16/33 (c)	850,000	864,476
AGENCY TOTAL			864,476
NON - AGENCY — 4.5%
Bear Stearns Commercial Mortgage Securities
	5.742% 09/11/42 (12/01/10) (d)(e)	750,000	812,243
	5.282% 10/12/42 (12/01/10) (d)(e)	981,205	1,033,367
Credit Suisse Mortgage Capital Certificates
	5.846% 03/15/39 (12/01/10) (d)(e)	660,000	694,231
CS First Boston Mortgage Securities Corp.
	4.429% 12/15/36	621,654	636,151
	5.065% 08/15/38 (12/01/10) (d)(e)	400,540	420,031
GE Capital Commercial Mortgage Corp.
	4.706% 05/10/43	517,829	517,582
	4.819% 01/10/38	550,000	580,795
Greenwich Capital Commercial Funding Corp.
	5.117% 04/10/37	601,466	606,311
	5.190% 04/10/37 (12/01/10) (d)(e)	375,000	400,519
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.134% 10/15/37	256,362	265,840
	4.659% 07/15/42	416,198	435,677
	4.824% 10/15/42 (12/01/10) (d)(e)	361,266	379,356
	5.201% 08/12/37 (12/01/10) (d)(e)	634,934	665,581
	5.440% 06/12/47	820,000	861,655
	5.447% 06/12/47	791,000	823,254
	5.857% 10/12/35	1,426,013	1,461,546
LB-UBS Commercial Mortgage Trust
	5.279% 11/15/38	651,555	660,265
	5.403% 02/15/40	820,000	880,341
Morgan Stanley Capital I
	4.500% 06/15/40	189,861	190,634
	5.325% 12/15/43	820,000	891,632
	5.380% 04/15/49	565,135	576,880

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Dean Witter Capital I
	4.390% 09/15/37	307,821	310,887
	6.390% 10/15/35	573,310	592,936
Nationslink Funding Corp.
	7.104% 01/22/26	298,618	327,934
Wachovia Bank Commercial Mortgage Trust
	4.390% 02/15/41	556,103	561,932
NON-AGENCY TOTAL			15,587,580

	Total Commercial Mortgage-Backed Securities (cost of $15,845,999)		16,452,056

Collateralized Mortgage Obligations — 1.3%
AGENCY — 1.1%
Federal Home Loan Mortgage Corp.
	4.000% 10/15/18	1,900,000	2,043,478
	5.000% 08/15/32	370,000	398,850
	5.000% 05/15/33	700,000	762,120
Federal National Mortgage Association
	5.500% 01/25/33	454,782	469,981
Government National Mortgage Association
	4.000% 05/16/39	238,930	250,568
AGENCY TOTAL			3,924,997
NON - AGENCY — 0.2%
SACO I, Inc.
	(k) 09/25/24 (12/01/10) (d)(e)(f)	6,137	2,025
Structured Asset Securities Corp.
	5.500% 05/25/33	319,498	328,120
	5.500% 07/25/33	241,493	246,739
NON-AGENCY TOTAL			576,884

	Total Collateralized Mortgage Obligations (cost of $4,231,139)		4,501,881

Asset-Backed Securities — 0.6%
Capital Auto Receivables Asset Trust
	5.300% 05/15/14	494,084	507,360
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	46,172	46,517
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	45,225	45,773
Franklin Auto Trust
	5.360% 05/20/16	761,000	782,556

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
IMC Home Equity Loan Trust
	7.520% 08/20/28	510,411	515,077
MMCA Automobile Trust
	3.930% 03/15/13 (b)	279,477	284,925

	Total Asset-Backed Securities (cost of $2,185,074)		2,182,208

	Shares
Convertible Preferred Stock — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
General Motors Co., 4.750%	2,515	127,510
Automobiles Total		127,510
CONSUMER DISCRETIONARY TOTAL		127,510

Total Convertible Preferred Stock (cost of $125,750)		127,510

	Par ($)
Short-Term Obligation — 3.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Treasury obligation maturing 08/31/15, market value $11,387,775 (repurchase proceeds $11,161,050)	11,161,000	11,161,000

Total Short-Term Obligation (cost of $11,161,000)		11,161,000

Total Investments — 99.8% (cost of $303,220,172)(l)(m)		346,187,460

Other Assets & Liabilities, Net — 0.2%		572,334

Net Assets — 100.0%		346,759,794

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$219,770,742	$—	$—	$219,770,742
Total Corporate Fixed-Income Bonds & Notes	—	38,987,136	—	38,987,136
Total Mortgage-Backed Securities	—	31,473,985	—	31,473,985
Government & Agency Obligations
Foreign Government Obligations	—	2,101,349	—	2,101,349
U.S. Government Agencies	—	1,456,268	—	1,456,268
U.S. Government Obligations	17,973,325	—	—	17,973,325
Total Government & Agency Obligations	17,973,325	3,557,617	—	21,530,942
Commercial Mortgage-Backed Securities
Agency	—	864,476	—	864,476
Non - Agency	—	15,587,580	—	15,587,580
Total Commercial Mortgage-Backed Securities	—	16,452,056	—	16,452,056
Collateralized Mortgage Obligations
Agency	—	3,924,997	—	3,924,997
Non - Agency	—	574,859	2,025	576,884
Total Collateralized Mortgage Obligations	—	4,499,856	2,025	4,501,881
Total Asset-Backed Securities	—	2,182,208	—	2,182,208
Total Convertible Preferred Stock	127,510	—	—	127,510
Total Short-Term Obligation	—	11,161,000	—	11,161,000
Total Investments	237,871,577	108,313,858	2,025	346,187,460
Unrealized Depreciation on Futures Contracts	(1,253)	—	—	(1,253)
Total	$237,870,324	$108,313,858	$2,025	$346,186,207

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain collateralized mortgage obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ended November 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2010

Collateralized Mortgage Obligations Non-Agency	$2,041	$5	$2	$24	$—	$(47)	$—	$—	$2,025

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $24.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $6,353,763, which represents 1.8% of net assets.

(c)	Security purchased on a delayed delivery basis.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.

(e)	Parenthetical date represents the effective maturity date for the security.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2010, the value of these securities amounted to $2,025, which represents less than 0.1% of net assets.

(g)	Security has no value.

(h)	Security is guaranteed by the Federal Deposit Insurance Corporation.

(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At November 30, 2010, the value of this security amounted to $59,469, which represents less than 0.1% of net assets.

(j)	A portion of this security with a market value of $ 122,078 is pledged as collateral for open futures contracts.

(k)	Zero coupon bond.

(l)	Cost for federal income tax purposes is $303,421,557.

(m)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$45,311,704	$(2,545,801)	$42,765,903

At November 30, 2010 the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/Type	Contracts	Value	Face Value	Date	Depreciation
Interest Rate Risk
5-Year U.S. Treasury Notes	25	$2,996,289	$2,995,036	Mar - 2011	$(1,253)

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 94.6%
BASIC MATERIALS — 7.1%
Chemicals — 3.5%
Agricultural Chemicals — 0.6%
CF Industries, Inc.
	6.875% 05/01/18	3,295,000	3,616,262
			3,616,262
Chemicals-Diversified — 1.8%
Celanese U.S. Holdings LLC
	6.625% 10/15/18 (a)	180,000	184,950
INEOS Finance PLC
	9.000% 05/15/15 (a)	1,025,000	1,060,875
INVISTA
	9.250% 05/01/12 (a)	1,056,000	1,056,000
Koppers, Inc.
	7.875% 12/01/19	895,000	964,362
Lyondell Chemical Co.
	8.000% 11/01/17 (a)	4,385,000	4,730,319
NOVA Chemicals Corp.
	8.375% 11/01/16	860,000	911,600
	8.625% 11/01/19	960,000	1,039,200
			9,947,306
Chemicals-Plastics — 0.8%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
	8.875% 02/01/18	4,475,000	4,609,250
			4,609,250
Petrochemicals — 0.3%
Rain CII Carbon LLC & CII Carbon Corp.
	8.000% 12/01/18 (a)(b)	1,705,000	1,702,869
			1,702,869
Chemicals Total			19,875,687
Forest Products & Paper — 2.1%
Paper & Related Products — 2.1%
Cascades, Inc.
	7.750% 12/15/17	2,830,000	2,964,425
Georgia-Pacific LLC
	5.400% 11/01/20 (a)	1,000,000	989,382
	8.000% 01/15/24	6,685,000	7,788,025
			11,741,832
Forest Products & Paper Total			11,741,832

1

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 0.5%
Steel-Producers — 0.5%
United States Steel Corp.
7.000% 02/01/18	2,817,000	2,788,830
7.375% 04/01/20	222,000	221,723
		3,010,553
Iron/Steel Total		3,010,553
Metals & Mining — 1.0%
Diversified Minerals — 0.6%
FMG Resources August 2006
7.000% 11/01/15 (a)	3,016,000	3,053,700
		3,053,700
Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	2,150,000	2,401,550
		2,401,550
Metals & Mining Total		5,455,250
BASIC MATERIALS TOTAL		40,083,322
COMMUNICATIONS — 25.7%
Advertising — 1.6%
Advertising Agencies — 0.8%
Interpublic Group of Companies, Inc.
6.250% 11/15/14	960,000	1,033,200
10.000% 07/15/17	2,865,000	3,337,725
		4,370,925
Advertising Services — 0.8%
inVentiv Health, Inc.
10.000% 08/15/18 (a)	2,625,000	2,579,063
Visant Corp.
7.000% 09/22/16 (12/15/10) (c)(d)	2,330,000	2,348,931
		4,927,994
Advertising Total		9,298,919
Media — 6.2%
Broadcast Services/Programs — 0.6%
XM Satellite Radio, Inc.
7.625% 11/01/18 (a)	3,470,000	3,452,650
		3,452,650

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Cable TV — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
	7.250% 10/30/17 (a)	4,501,000	4,546,010
DISH DBS Corp.
	7.875% 09/01/19	5,602,000	5,882,100
Insight Communications
	9.375% 07/15/18 (a)	1,240,000	1,345,400
Mediacom LLC/Mediacom Capital Corp.
	9.125% 08/15/19	1,205,000	1,217,050
			12,990,560
Multimedia — 0.6%
Entravision Communications Corp.
	8.750% 08/01/17 (a)	3,310,000	3,458,950
			3,458,950
Radio — 1.4%
Salem Communications Corp.
	9.625% 12/15/16	2,825,000	2,952,125
Sirius XM Radio, Inc.
	8.750% 04/01/15 (a)	1,710,000	1,799,775
	9.750% 09/01/15 (a)	3,090,000	3,399,000
			8,150,900
Television — 1.3%
Belo Corp.
	8.000% 11/15/16	1,460,000	1,569,500
Sinclair Television Group, Inc.
	9.250% 11/01/17 (a)	2,404,000	2,602,330
Univision Communications, Inc.
	7.875% 11/01/20 (a)	2,795,000	2,857,887
			7,029,717
Media Total			35,082,777
Telecommunication Services — 17.9%
Cellular Telecommunications — 6.2%
Cricket Communications, Inc.
	7.750% 05/15/16	4,905,000	5,015,362
Digicel Group Ltd.
	8.250% 09/01/17 (a)	4,370,000	4,588,500
MetroPCS Wireless, Inc.
	6.625% 11/15/20	1,605,000	1,528,763
	7.875% 09/01/18	2,900,000	3,005,125
Nextel Communications, Inc.
	7.375% 08/01/15	4,059,000	3,916,935
NII Capital Corp.
	10.000% 08/15/16	2,890,000	3,207,900

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Sprint Nextel Corp.
	8.375% 08/15/17	5,419,000	5,635,760
Wind Acquisition Finance SA
	7.250% 02/15/18 (a)	1,830,000	1,802,550
	11.750% 07/15/17 (a)(e)(f)	5,474,000	—
	11.750% 07/15/17 (a)	5,474,000	6,076,140
	12.000% 12/01/15 (a)(e)(f)	360,000	—
	12.000% 12/01/15 (a)	360,000	380,250
			35,157,285
Media — 1.7%
Nielsen Finance LLC/Nielsen Finance Co.
	7.750% 10/15/18 (a)	4,704,000	4,786,320
Quebecor Media, Inc.
	7.750% 03/15/16	4,905,000	5,052,150
			9,838,470
Satellite Telecommunications — 0.1%
Intelsat Jackson Holdings SA
	7.250% 10/15/20 (a)	410,000	408,975
			408,975
Telecommunication Services — 2.2%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (a)	2,455,000	2,599,231
ITC Deltacom, Inc.
	10.500% 04/01/16	2,210,000	2,370,225
PAETEC Holding Corp.
	8.875% 06/30/17	1,520,000	1,588,400
SBA Telecommunications, Inc.
	8.250% 08/15/19	3,420,000	3,744,900
West Corp.
	7.875% 01/15/19 (a)	1,985,000	1,960,188
			12,262,944
Telephone-Integrated — 7.0%
Cincinnati Bell, Inc.
	8.250% 10/15/17	2,925,000	2,837,250
Frontier Communications Corp.
	7.875% 01/15/27	7,935,000	7,776,300
Level 3 Financing, Inc.
	8.750% 02/15/17	3,165,000	2,895,975
	9.250% 11/01/14	880,000	849,200

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Qwest Communications International, Inc.
	7.500% 02/15/14	3,035,000	3,065,350
Qwest Corp.
	7.500% 10/01/14	5,155,000	5,838,037
	7.500% 06/15/23	4,035,000	3,994,650
Sprint Capital Corp.
	6.875% 11/15/28	2,365,000	2,010,250
	6.900% 05/01/19	1,167,000	1,117,403
Windstream Corp.
	8.625% 08/01/16	8,820,000	9,150,750
			39,535,165
Wireless Equipment — 0.7%
Crown Castle International Corp.
	9.000% 01/15/15	3,305,000	3,643,762
			3,643,762
Telecommunication Services Total			100,846,601
COMMUNICATIONS TOTAL			145,228,297
CONSUMER CYCLICAL — 11.4%
Auto Manufacturers — 0.0%
Auto-Medium & Heavy Duty Trucks — 0.0%
Oshkosh Corp.
	8.500% 03/01/20	143,000	155,155
			155,155
Auto Manufacturers Total			155,155
Auto Parts & Equipment — 0.6%
Auto/Truck Parts & Equipment-Original — 0.6%
Accuride Corp.
	9.500% 08/01/18 (a)	545,000	581,788
Lear Corp.
	7.875% 03/15/18	1,730,000	1,851,100
	8.125% 03/15/20	370,000	403,300
Tenneco Automotive, Inc.
	7.750% 08/15/18 (a)	356,000	371,575
			3,207,763
Auto Parts & Equipment Total			3,207,763
Distribution/Wholesale — 0.5%
Distribution/Wholesale — 0.5%
McJunkin Red Man Corp.
	9.500% 12/15/16 (a)	2,930,000	2,666,300
			2,666,300
Distribution/Wholesale Total			2,666,300

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — 1.8%
Casino Services — 0.2%
Tunica-Biloxi Gaming Authority
	9.000% 11/15/15 (a)	1,200,000	1,116,000
			1,116,000
Gambling (Non-Hotel) — 1.6%
Boyd Gaming Corp.
	9.125% 12/01/18 (a)	3,545,000	3,332,300
Pinnacle Entertainment, Inc.
	8.625% 08/01/17	2,515,000	2,706,769
Seneca Gaming Corp.
	8.250% 12/01/18 (a)	1,390,000	1,383,050
Shingle Springs Tribal Gaming Authority
	9.375% 06/15/15 (a)	2,650,000	1,616,500
			9,038,619
Entertainment Total			10,154,619
Home Builders — 1.3%
Building-Residential/Commercial — 1.3%
K Hovnanian Enterprises, Inc.
	10.625% 10/15/16	2,340,000	2,366,325
KB Home
	5.875% 01/15/15	5,110,000	4,950,312
			7,316,637
Home Builders Total			7,316,637
Home Furnishings — 0.2%
Home Furnishings — 0.2%
Norcraft Companies LP/Norcraft Finance Corp.
	10.500% 12/15/15	1,110,000	1,176,600
			1,176,600
Home Furnishings Total			1,176,600
Lodging — 3.3%
Casino Hotels — 1.3%
MGM Resorts International
	13.000% 11/15/13	1,600,000	1,880,000
Penn National Gaming, Inc.
	8.750% 08/15/19	3,215,000	3,528,462
Pokagon Gaming Authority
	10.375% 06/15/14 (a)	1,885,000	1,955,688
			7,364,150

6

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Gambling (Non-Hotel) — 0.7%
Seminole Indian Tribe of Florida
6.535% 10/01/20 (a)	540,000	529,632
7.804% 10/01/20 (a)	3,665,000	3,647,444
		4,177,076
Hotels & Motels — 1.3%
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 05/15/18	4,835,000	5,282,237
Wyndham Worldwide Corp.
5.750% 02/01/18	574,000	591,555
6.000% 12/01/16	1,475,000	1,538,067
		7,411,859
Lodging Total		18,953,085
Office Furnishings — 0.1%
Office Furnishings-Original — 0.1%
Interface, Inc.
7.625% 12/01/18 (a)(b)	469,000	478,380
		478,380
Office Furnishings Total		478,380
Retail — 3.2%
Retail-Apparel/Shoe — 1.3%
Giraffe Acquisition Corp.
9.125% 12/01/18 (a)	2,575,000	2,587,875
Limited Brands, Inc.
8.500% 06/15/19	3,990,000	4,598,475
		7,186,350
Retail-Drug Stores — 0.7%
Rite Aid Corp.
8.000% 08/15/20 (a)	1,550,000	1,596,500
9.750% 06/12/16	2,380,000	2,555,525
		4,152,025
Retail-Mail Order — 0.6%
QVC, Inc.
7.375% 10/15/20 (a)	885,000	924,825
7.500% 10/01/19 (a)	2,435,000	2,556,750
		3,481,575
Retail-Restaurants — 0.2%
DineEquity, Inc.
9.500% 10/30/18 (a)	872,000	902,520
		902,520

7

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Toy Store — 0.4%
Toys R U.S. - Delaware, Inc.
7.375% 09/01/16 (a)	1,051,000	1,096,981
Toys R Us Property Co. II LLC
8.500% 12/01/17	1,000,000	1,062,500
		2,159,481
Retail-Vitamins/Nutritional Supplements — 0.0%
NBTY, Inc.
9.000% 10/01/18 (a)	220,000	231,000
		231,000
Retail Total		18,112,951
Storage/Warehousing — 0.4%
Storage/Warehousing — 0.4%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
8.875% 03/15/18 (a)	2,272,000	2,385,600
		2,385,600
Storage/Warehousing Total		2,385,600
CONSUMER CYCLICAL TOTAL		64,607,090
CONSUMER NON-CYCLICAL — 12.5%
Beverages — 0.3%
Beverages-Non-Alcoholic — 0.3%
Cott Beverages, Inc.
8.125% 09/01/18	775,000	829,250
8.375% 11/15/17	895,000	950,938
		1,780,188
Beverages Total		1,780,188
Commercial Services — 3.7%
Commercial Services — 0.0%
Brickman Group Holdings, Inc.
9.125% 11/01/18 (a)	164,000	166,050
		166,050
Commercial Services-Finance — 1.0%
Cardtronics, Inc.
8.250% 09/01/18	1,730,000	1,807,850
Interactive Data Corp.
10.250% 08/01/18 (a)	2,615,000	2,824,200

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Trans Union LLC/TransUnion Financing Corp.
	11.375% 06/15/18 (a)	800,000	896,000
			5,528,050
Private Corrections — 0.6%
Corrections Corp. of America
	6.250% 03/15/13	280,000	281,400
	7.750% 06/01/17	3,000,000	3,270,000
			3,551,400
Rental Auto/Equipment — 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.250% 01/15/19 (a)	1,800,000	1,759,500
Hertz Corp.
	7.500% 10/15/18 (a)	1,735,000	1,752,350
RSC Equipment Rental, Inc.
	10.000% 07/15/17 (a)	2,225,000	2,458,625
United Rentals North America, Inc.
	9.250% 12/15/19	2,100,000	2,281,125
	10.875% 06/15/16	2,220,000	2,519,700
			10,771,300
Security Services — 0.2%
Garda World Security Corp.
	9.750% 03/15/17 (a)	715,000	752,537
			752,537
Commercial Services Total			20,769,337
Food — 0.5%
Food-Miscellaneous/Diversified — 0.2%
Michael Foods, Inc.
	9.750% 07/15/18 (a)	1,240,000	1,339,200
			1,339,200
Food-Retail — 0.3%
Pinnacle Foods Finance LLC/Pinnacle Foods Finace Corp.
	8.250% 09/01/17	1,472,000	1,490,400
			1,490,400
Food Total			2,829,600
Healthcare Products — 0.4%
Medical Products — 0.4%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	1,605,000	1,749,450

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Hanger Orthopedic Group, Inc.
	7.125% 11/15/18 (a)	721,000	703,876
			2,453,326
Healthcare Products Total			2,453,326
Healthcare Services — 3.8%
Medical-Hospitals — 3.3%
Capella Healthcare, Inc.
	9.250% 07/01/17 (a)	285,000	300,319
HCA Holdings, Inc.
	7.750% 05/15/21 (a)	620,000	609,925
HCA, Inc.
	7.250% 09/15/20	9,933,000	10,417,234
	7.875% 02/15/20	3,055,000	3,249,756
LifePoint Hospitals, Inc.
	6.625% 10/01/20 (a)	711,000	711,000
Select Medical Corp.
	7.625% 02/01/15	1,019,000	1,013,905
Vanguard Health Holding Co. II, LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18	1,000,000	1,010,000
	8.000% 02/01/18 (a)	1,200,000	1,203,000
			18,515,139
Physical Therapy/Rehab Centers — 0.5%
Healthsouth Corp.
	8.125% 02/15/20	2,440,000	2,644,350
			2,644,350
Healthcare Services Total			21,159,489
Household Products/Wares — 2.4%
Consumer Products-Miscellaneous — 2.4%
American Greetings Corp.
	7.375% 06/01/16	1,143,000	1,177,290
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Lu
	7.125% 04/15/19 (a)	3,694,000	3,758,645
	7.750% 10/15/16 (a)	3,231,000	3,368,317
	9.000% 04/15/19 (a)	1,605,000	1,633,088
Spectrum Brands Holdings, Inc.
	9.500% 06/15/18 (a)	3,190,000	3,453,175
			13,390,515
Household Products/Wares Total			13,390,515

10

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — 1.4%
Medical-Drugs — 0.7%
Patheon, Inc.
8.625% 04/15/17 (a)	1,440,000	1,447,200
Valeant Pharmaceuticals International
6.750% 10/01/17 (a)	745,000	735,687
7.000% 10/01/20 (a)	2,065,000	2,013,375
		4,196,262
Medical-Generic Drugs — 0.3%
Mylan, Inc.
6.000% 11/15/18 (a)	1,610,000	1,569,750
		1,569,750
Therapeutics — 0.4%
Warner Chilcott Co., LLC/Warner Chilcott Finance LLC
7.750% 09/15/18 (a)	2,343,000	2,343,000
		2,343,000
Pharmaceuticals Total		8,109,012
CONSUMER NON-CYCLICAL TOTAL		70,491,467
DIVERSIFIED — 0.4%
Diversified Holding Companies — 0.4%
Diversified Operations — 0.4%
Leucadia National Corp.
7.125% 03/15/17	2,325,000	2,400,563
		2,400,563
Diversified Holding Companies Total		2,400,563
DIVERSIFIED TOTAL		2,400,563
ENERGY — 13.2%
Coal — 1.0%
Coal — 1.0%
Arch Coal, Inc.
7.250% 10/01/20	188,000	205,860
Consol Energy, Inc.
8.000% 04/01/17 (a)	1,605,000	1,725,375
8.250% 04/01/20 (a)	3,125,000	3,382,812
		5,314,047
Coal Total		5,314,047

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — 9.1%
Oil & Gas Drilling — 0.2%
Precision Drilling Corp.
	6.625% 11/15/20 (a)	1,140,000	1,151,400
			1,151,400
Oil Companies-Exploration & Production — 8.9%
Anadarko Petroleum Corp.
	6.375% 09/15/17	3,320,000	3,586,583
Berry Petroleum Co.
	6.750% 11/01/20	545,000	542,275
	8.250% 11/01/16	235,000	243,813
	10.250% 06/01/14	395,000	448,325
Brigham Exploration Co.
	8.750% 10/01/18 (a)	845,000	899,925
Carrizo Oil & Gas, Inc.
	8.625% 10/15/18 (a)	2,610,000	2,596,950
Chesapeake Energy Corp.
	6.625% 08/15/20	4,270,000	4,302,025
Comstock Resources, Inc.
	8.375% 10/15/17	1,310,000	1,323,100
Concho Resources, Inc./Midland TX
	8.625% 10/01/17	1,500,000	1,601,250
Continental Resources, Inc.
	7.125% 04/01/21 (a)	1,075,000	1,128,750
EXCO Resources, Inc.
	7.500% 09/15/18	2,955,000	2,822,025
Forest Oil Corp.
	8.500% 02/15/14	5,336,000	5,789,560
Hilcorp Energy I LP/Hilcorp Finance Co.
	7.625% 04/15/21 (a)	2,267,000	2,323,675
	7.750% 11/01/15 (a)	2,555,000	2,625,262
Newfield Exploration Co.
	6.875% 02/01/20	1,660,000	1,734,700
PetroHawk Energy Corp.
	7.250% 08/15/18	1,325,000	1,321,687
	7.875% 06/01/15	2,390,000	2,461,700
QEP Resources, Inc.
	6.875% 03/01/21	1,970,000	2,078,350
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,528,000	1,474,520
	8.250% 08/01/15	850,000	869,125
	9.125% 08/15/19	1,284,000	1,380,300

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Range Resources Corp.
	6.750% 08/01/20	1,665,000	1,723,275
	7.500% 05/15/16	1,765,000	1,826,775
	8.000% 05/15/19	835,000	910,150
SandRidge Energy, Inc.
	PIK,
	8.625% 04/01/15	1,609,000	1,568,775
Southwestern Energy Co.
	7.500% 02/01/18	2,310,000	2,604,525
			50,187,400
Oil & Gas Total			51,338,800
Oil & Gas Services — 0.8%
Oil-Field Services — 0.8%
Aquilex Holdings LLC/Aquilex Finance Corp.
	11.125% 12/15/16	235,000	236,175
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (a)	3,068,000	2,983,630
Frac Tech Services LLC/Frac Tech Finance, Inc.
	7.125% 11/15/18 (a)	1,405,000	1,394,463
			4,614,268
Oil & Gas Services Total			4,614,268
Pipelines — 2.3%
Pipelines — 2.3%
El Paso Corp.
	6.875% 06/15/14	750,000	807,246
	7.250% 06/01/18	3,420,000	3,644,243
	7.750% 01/15/32	1,865,000	1,943,339
Energy Transfer Equity LP
	7.500% 10/15/20	3,230,000	3,343,050
Regency Energy Partners LP/Regency Energy Finance Corp.
	6.875% 12/01/18	885,000	893,850
	9.375% 06/01/16	845,000	927,387
Southern Star Central Corp.
	6.750% 03/01/16	545,000	545,000

13

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Williams Companies, Inc.
7.875% 09/01/21	685,000	828,318
		12,932,433
Pipelines Total		12,932,433
ENERGY TOTAL		74,199,548
FINANCIALS — 10.4%
Banks — 3.0%
Commercial Banks-Eastern U.S. — 2.1%
CIT Group, Inc.
7.000% 05/01/17	12,045,000	11,743,875
		11,743,875
Diversified Financial Services — 0.9%
Capital One Capital IV
6.745% 02/17/37 (02/17/32) (c)(d)	2,185,000	2,157,688
Capital One Capital V
10.250% 08/15/39	3,160,000	3,341,700
		5,499,388
Banks Total		17,243,263
Diversified Financial Services — 5.8%
Finance-Auto Loans — 3.4%
Ally Financial, Inc.
6.250% 12/01/17 (a)	2,085,000	2,001,600
7.500% 09/15/20 (a)	1,690,000	1,656,200
8.000% 03/15/20 (a)	6,725,000	6,926,750
8.000% 11/01/31	2,305,000	2,385,675
Ford Motor Credit Co., LLC
8.000% 12/15/16	5,635,000	6,190,876
		19,161,101
Finance-Consumer Loans — 0.7%
American General Finance Corp.
6.900% 12/15/17	4,856,000	3,848,380
		3,848,380
Finance-Investment Banker/Broker — 0.9%
E*Trade Financial Corp.
7.375% 09/15/13	555,000	549,450
7.875% 12/01/15	4,365,000	4,299,525
		4,848,975
Finance-Leasing Company — 0.7%
International Lease Finance Corp.
8.750% 03/15/17 (a)	1,800,000	1,894,500

14

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
8.875% 09/01/17	2,250,000	2,385,000
		4,279,500
Investment Management/Advisor Service — 0.1%
Pinafore LLC/Pinafore, Inc.
9.000% 10/01/18 (a)	370,000	390,350
		390,350
Diversified Financial Services Total		32,528,306
Insurance — 1.0%
Life/Health Insurance — 0.3%
Provident Companies, Inc.
7.000% 07/15/18	1,435,000	1,542,886
		1,542,886
Multi-Line Insurance — 0.7%
ING Groep NV
5.775% 12/29/49 (12/08/15) (c)(d)	4,700,000	3,948,000
		3,948,000
Insurance Total		5,490,886
Investment Companies — 0.6%
Investment Companies — 0.6%
Offshore Group Investments Ltd.
11.500% 08/01/15 (a)	3,420,000	3,608,100
		3,608,100
Investment Companies Total		3,608,100
FINANCIALS TOTAL		58,870,555
INDUSTRIALS — 7.9%
Aerospace & Defense — 1.1%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.
7.000% 08/01/20 (a)	145,000	150,075
Kratos Defense & Security Solutions, Inc.
10.000% 06/01/17	1,900,000	2,120,875
		2,270,950
Electronics-Military — 0.7%
L-3 Communications Corp.
6.375% 10/15/15	3,845,000	3,960,350
		3,960,350
Aerospace & Defense Total		6,231,300
Building Materials — 0.6%
Building & Construction Products-Miscellaneous — 0.6%
Associated Materials LLC
9.125% 11/01/17 (a)	985,000	1,004,700

15

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Gibraltar Industries, Inc.
8.000% 12/01/15	1,090,000	1,073,650
Goodman Global, Inc.
5.750% 10/28/16 (12/08/10) (c)(d)	405,000	407,673
9.000% 10/28/17 (12/08/10) (c)(d)	155,000	158,526
Interline Brands, Inc.
7.000% 11/15/18 (a)	789,000	791,959
		3,436,508
Building Materials Total		3,436,508
Electrical Components & Equipment — 0.2%
Wire & Cable Products — 0.2%
WireCo WorldGroup
9.500% 05/15/17 (a)	1,140,000	1,233,338
		1,233,338
Electrical Components & Equipment Total		1,233,338
Environmental Control — 0.5%
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.
7.625% 08/15/16	2,650,000	2,795,750
		2,795,750
Environmental Control Total		2,795,750
Machinery-Diversified — 1.7%
Machinery-Farm — 0.7%
Case New Holland, Inc.
7.875% 12/01/17 (a)	3,372,000	3,717,630
		3,717,630
Machinery-General Industry — 1.0%
CPM Holdings, Inc.
10.625% 09/01/14 (a)	1,183,000	1,253,980
Manitowoc Co., Inc.
7.125% 11/01/13	2,530,000	2,548,975
8.500% 11/01/20	1,975,000	2,019,437
		5,822,392
Machinery-Diversified Total		9,540,022
Miscellaneous Manufacturing — 0.7%
Diversified Manufacturing Operators — 0.4%
SPX Corp.
6.875% 09/01/17 (a)	2,131,000	2,237,550
		2,237,550

16

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Filtration/Separate Products — 0.3%
Polypore International, Inc.
7.500% 11/15/17 (a)	1,645,000	1,665,563
		1,665,563
Miscellaneous Manufacturing Total		3,903,113
Packaging & Containers — 1.9%
Containers-Metal/Glass — 1.3%
Ardagh Packaging Finance PLC
7.375% 10/15/17 (a)	560,000	575,400
9.125% 10/15/20 (a)	1,165,000	1,199,950
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	3,100,000	3,200,750
Crown Americas LLC & Crown Americas Capital Corp. II
7.625% 05/15/17	2,210,000	2,386,800
		7,362,900
Containers-Paper/Plastic — 0.6%
Graphic Packaging International, Inc.
7.875% 10/01/18	409,000	424,337
9.500% 06/15/17	2,407,000	2,611,595
		3,035,932
Packaging & Containers Total		10,398,832
Transportation — 1.2%
Transportation-Air Freight — 0.1%
AMGH Merger Sub, Inc.
9.250% 11/01/18 (a)	412,000	421,270
		421,270
Transportation-Railroad — 0.4%
Kansas City Southern de Mexico SA de CV
7.375% 06/01/14	2,500,000	2,618,750
		2,618,750
Transportation-Services — 0.7%
Bristow Group, Inc.
7.500% 09/15/17	3,635,000	3,816,750
		3,816,750
Transportation Total		6,856,770
INDUSTRIALS TOTAL		44,395,633
INFORMATION TECHNOLOGY — 0.6%
IT Services — 0.6%
First Data Corp.
8.875% 08/15/20 (a)	2,250,000	2,340,000

17

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INFORMATION TECHNOLOGY — (continued)
9.875% 09/24/15	424,000	360,400
PIK,
10.550% 09/24/15	795,000	685,688
IT Services Total		3,386,088
INFORMATION TECHNOLOGY TOTAL		3,386,088
TECHNOLOGY — 1.0%
Computers — 0.6%
Computer Services — 0.6%
SunGard Data Systems, Inc.
7.375% 11/15/18 (a)	3,050,000	3,019,500
		3,019,500
Computers Total		3,019,500
Semiconductors — 0.4%
Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc.
9.250% 06/01/16	1,100,000	1,167,375
Freescale Semiconductor, Inc.
9.250% 04/15/18 (a)	1,215,000	1,272,712
		2,440,087
Semiconductors Total		2,440,087
TECHNOLOGY TOTAL		5,459,587
UTILITIES — 4.4%
Electric — 3.8%
Electric-Generation — 0.2%
Edison Mission Energy
7.000% 05/15/17	1,405,000	1,102,925
		1,102,925
Electric-Integrated — 1.7%
CMS Energy Corp.
5.050% 02/15/18	1,620,000	1,634,475
6.875% 12/15/15	2,380,000	2,681,841
Energy Future Holdings Corp.
10.000% 01/15/20 (a)	2,075,000	2,123,044
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
10.000% 12/01/20	411,000	421,544
Ipalco Enterprises, Inc.
7.250% 04/01/16 (a)	2,405,000	2,585,375
		9,446,279

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Independent Power Producer — 1.9%
Calpine Corp.
	7.500% 02/15/21 (a)	1,510,000	1,483,575
Dynegy Holdings, Inc.
	7.500% 06/01/15	194,000	144,045
	7.750% 06/01/19	1,190,000	776,475
NRG Energy, Inc.
	7.375% 01/15/17	8,217,000	8,299,170
			10,703,265
Electric Total			21,252,469
Gas — 0.6%
Gas-Distribution — 0.6%
Centerpoint Energy, Inc.
	5.950% 02/01/17	3,185,000	3,531,070
			3,531,070
Gas Total			3,531,070
UTILITIES TOTAL			24,783,539

	Total Corporate Fixed-Income Bonds & Notes (cost of $507,261,117)		533,905,689

Short-Term Obligation — 3.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 08/25/15, market value $22,285,650 (repurchase proceeds $21,848,097)	21,848,000	21,848,000

	Total Short-Term Obligation (cost of $21,848,000)		21,848,000

	Total Investments — 98.5% (cost of $529,109,117)(g)(h)		555,753,689

	Other Assets & Liabilities, Net — 1.5%		8,430,047

	Net Assets — 100.0%		564,183,736

19

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of November 30, 2010.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $190,946,204, which represents 33.8% of net assets.

(b)	Security purchased on a delayed delivery basis.

20

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2010, these securities had no value.
(f)	Security has no value.
(g)	Cost for federal income tax purposes is $529,501,727.
(h)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$30,669,154	$(4,417,192)	$26,251,962

Acronym	Name

PIK	PIK Payment-In-Kind

21

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 51.1%
Federal Home Loan Mortgage Corp.
	1.771% 07/01/19 (12/01/10) (a)(b)	25,035	25,580
	2.172% 05/01/18 (12/01/10) (a)(b)	12,343	12,720
	3.205% 02/01/18 (12/01/10) (a)(b)	14,027	14,653
	4.500% 05/01/40	9,100,510	9,515,849
	4.500% 07/01/40	4,622,474	4,833,440
	5.000% 07/01/39	9,765,057	10,374,906
	5.587% 08/01/37 (12/01/10) (a)(b)	2,585,170	2,747,509
	5.639% 06/01/37 (12/01/10) (a)(b)	2,149,296	2,285,876
	5.716% 06/01/36 (12/01/10) (a)(b)	3,166,963	3,386,168
	6.000% 03/01/38	25,604,136	27,792,248
	7.000% 08/01/29	6	7
	10.500% 01/01/20	21,317	24,214
	TBA:
	3.500% 12/01/25 (c)	10,000,000	10,225,000
	4.000% 12/01/40 (c)	5,500,000	5,573,909
	4.500% 12/01/40 (c)	10,300,000	10,694,294
Federal National Mortgage Association
	1.960% 07/01/20 (12/01/10) (a)(b)	4,463	4,484
	1.965% 06/01/20 (12/01/10) (a)(b)	13,443	13,868
	2.144% 08/01/19 (12/01/10) (a)(b)	18,529	19,034
	2.231% 03/01/18 (12/01/10) (a)(b)	59,927	60,229
	2.250% 11/01/19 (12/01/10) (a)(b)	2,290	2,297
	2.369% 12/01/17 (12/01/10) (a)(b)	10,162	10,142
	2.520% 06/25/20	2,442,592	2,494,419
	2.574% 08/01/36 (12/01/10) (a)(b)	12,390	12,479
	2.625% 06/01/19 (12/01/10) (a)(b)	10,892	10,995
	3.066% 07/01/27 (12/01/10) (a)(b)	13,322	13,510
	3.380% 10/01/14	2,468,195	2,601,208
	4.420% 10/01/19	4,356,039	4,648,921
	4.430% 10/01/19	4,936,130	5,270,221
	4.500% 06/01/25	13,977,486	14,855,885
	4.500% 09/01/40	6,214,908	6,515,059
	4.570% 01/01/20	1,113,217	1,195,946
	4.600% 01/01/20	1,829,355	1,967,695
	5.000% 11/01/17	12,434,706	13,357,853
	5.000% 04/01/35	2,704,371	2,878,260
	5.000% 06/01/35	11,206,268	11,926,823
	5.000% 06/01/40	12,301,625	13,054,167
	5.000% 08/01/40	5,367,399	5,695,746
	5.030% 05/01/24	3,545,000	3,750,579

1

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.197% 12/01/31 (12/01/10) (a)(b)	32,086	34,100
	5.500% 02/01/33 (d)	8,417,405	9,111,483
	5.500% 09/01/35	11,974,028	13,088,600
	5.500% 07/01/36	5,624,026	6,080,738
	5.512% 10/01/37 (12/01/10) (a)(b)	842,588	896,115
	6.000% 09/01/36	7,243,890	7,979,529
	6.500% 04/01/11	368	403
	6.500% 09/01/25	21,325	23,969
	6.500% 11/01/25	88,227	99,165
	6.500% 05/01/26	156,644	176,065
	6.500% 09/01/28	7,842	8,863
	6.500% 12/01/28	12,159	13,741
	6.500% 01/01/29	81,518	92,124
	6.500% 06/01/29	73,677	83,263
	6.500% 10/01/37	4,956,727	5,545,901
	6.565% 07/01/16	4,349,258	4,797,792
	7.000% 10/01/12	3,101	3,263
	7.000% 08/01/23	82,813	93,760
	7.000% 10/01/23	21,672	24,537
	7.000% 11/01/23	27,236	30,835
	7.000% 02/01/27	4,416	5,024
	7.500% 11/01/11	69	71
	7.500% 01/01/17	21,438	24,096
	7.500% 02/01/18	8,581	9,737
	8.000% 03/01/13	550	590
	8.000% 11/01/15	667	673
	TBA:
	3.500% 12/01/25 (c)	20,400,000	20,797,738
	4.000% 12/01/40 (c)	17,000,000	17,262,973
	6.500% 12/01/40 (c)	6,000,000	6,656,250
Government National Mortgage Association
	2.625% 08/20/22 (12/01/10) (a)(b)	3,196	3,278
	3.375% 05/20/22 (12/01/10) (a)(b)	19,791	20,444
	3.375% 06/20/23 (12/01/10) (a)(b)	13,303	13,741
	8.000% 11/15/14	5,295	5,738
	TBA,
	4.000% 12/01/25 (c)	10,000,000	10,251,560

	Total Mortgage-Backed Securities (cost of $278,283,554)		281,102,352

2

		Par ($)	Value ($)
Government & Agency Obligations — 39.7%
U.S. GOVERNMENT AGENCIES — 5.2%
Federal Home Loan Bank
	5.375% 03/11/16	8,130,000	9,535,555
	5.375% 06/10/16	8,830,000	10,498,693
Federal National Mortgage Association
	1.625% 10/26/15	8,633,000	8,622,657
Small Business Administration
	8.200% 10/01/11	10,753	11,063
	8.250% 11/01/11	36,999	38,197
	9.150% 07/01/11	2,547	2,583
U.S. GOVERNMENT AGENCIES TOTAL			28,708,748
U.S. GOVERNMENT OBLIGATIONS — 34.5%
U.S. Treasury Bonds
	3.500% 05/15/20 (e)	7,000,000	7,472,500
	4.500% 02/15/36 (e)	12,045,000	13,014,249
U.S. Treasury Notes
	0.875% 05/31/11 (e)	24,848,000	24,928,557
	1.250% 09/30/15 (e)	22,000,000	21,843,602
	1.375% 03/15/12 (e)	50,306,000	50,989,860
	1.750% 07/31/15 (e)	480,000	488,736
	2.125% 05/31/15 (e)	18,000,000	18,656,640
	2.625% 04/30/16	6,747,000	7,101,744
	2.625% 08/15/20 (e)	12,160,000	12,023,200
	2.750% 02/15/19 (e)	9,928,000	10,166,113
	3.125% 09/30/13	7,775,000	8,313,178
	3.625% 02/15/20 (e)	7,000,000	7,563,829
U.S. Treasury STRIPS
	P.O.,
	11/15/21 (e)(f)	10,000,000	6,991,180
U.S. GOVERNMENT OBLIGATIONS TOTAL			189,553,388

	Total Government & Agency Obligations (cost of $213,295,060)		218,262,136

Collateralized Mortgage Obligations — 15.4%
AGENCY — 3.3%
Federal Home Loan Mortgage Corp.
	I.O.:
	6.447% 03/15/35 (12/15/10) (a)(b)(g)	4,095,191	508,928
	6.467% 05/15/35 (12/15/10) (a)(b)(g)	7,079,646	1,163,069
	7.134% 12/15/32 (12/15/10) (a)(b)(g)	21,223,744	3,720,119
	5.847% 02/15/35 (12/15/10) (a)(b)(g)	6,971,062	947,668
Federal National Mortgage Association
	I.O.,
	6.000% 04/25/37	9,593,955	1,647,309

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	7.000% 02/25/39	8,410,132	2,405,473
	2.451% 04/25/34 (12/01/10) (a)(b)(g)	4,700,547	263,027
	5.747% 06/25/33 (12/25/10) (a)(b)(g)	9,136,119	993,958
	5.747% 05/25/34 (12/25/10) (a)(b)(g)	9,766,662	1,294,315
	7.297% 02/25/38 (12/25/10) (a)(b)(g)	1,678,104	269,658
	7.997% 02/25/31 (12/25/10) (a)(b)(g)	4,108,545	733,982
	5.997% 11/25/39 (12/25/10) (a)(b)(g)	2,187,692	285,690
	6.447% 07/25/35 (12/25/10) (a)(b)(g)	4,702,605	654,353
	6.897% 07/25/36 (12/25/10) (a)(b)(g)	5,462,459	932,617
	7.347% 01/25/33 (12/25/10) (a)(b)(g)	5,979,361	615,973
Government National Mortgage Association
	I.O.:
	6.347% 08/20/32 (12/20/10) (a)(b)(g)	4,017,245	450,037
	6.347% 01/16/34 (12/16/10) (a)(b)(g)	2,810,215	326,324
	7.397% 12/16/25 (12/16/10) (a)(b)(g)	5,299,254	971,155
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29 (12/01/10) (a)(b)(g)	5,138,192	66,925
	0.428% 03/15/28 (12/01/10) (a)(b)(g)	4,094,527	72,069
AGENCY TOTAL			18,322,649
NON - AGENCY — 12.1%
ASG Resecuritization Trust
	3.500% 07/28/37 (h)	4,382,979	4,393,937
Banc of America Funding Corp.
	5.500% 02/25/35	2,044,364	2,087,837
BCAP LLC Trust
	4.000% 07/26/37 (12/01/10) (a)(b)(h)	4,688,209	4,652,344
	5.250% 04/26/37 (12/01/10) (a)(b)(h)	1,701,986	1,705,461
Cendant Mortgage Corp.
	4.819% 11/25/18 (12/01/10) (a)(b)	3,835,479	3,962,537
Citigroup Mortgage Loan Trust, Inc.
	0.333% 01/25/37 (12/25/10) (a)(b)(h)	7,084,000	6,731,217
	2.882% 09/25/35 (12/01/10) (a)(b)(h)	5,600,980	1,743,305
	4.750% 05/25/35 (h)	3,926,598	3,956,048
Credit Suisse Mortgage Capital Certificates
	5.000% 02/27/37 (12/01/10) (a)(b)(h)	3,182,191	3,197,020
	5.000% 04/27/37 (12/01/10) (a)(b)(h)	1,689,168	1,697,811
Deutsche Mortgage Securities, Inc.
	0.390% 04/26/37 (12/25/10) (a)(b)(h)	1,088,684	1,039,693

4

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
GSR Mortgage Loan Trust
	4.663% 05/25/34 (12/01/10) (a)(b)	2,138,807	2,137,502
Jefferies & Co., Inc.
	5.500% 10/26/35 (h)	2,818,518	2,755,101
MASTR Asset Securitization Trust
	5.250% 12/25/33	1,832,630	1,859,317
Morgan Stanley Reremic Trust
	5.945% 03/26/36 (12/01/10) (a)(b)(h)	3,051,909	3,112,947
Prime Mortgage Trust
	6.865% 02/25/34 (12/01/10) (a)(b)	4,426,221	4,790,844
RBSSP Resecuritization Trust
	5.500% 10/26/35 (h)	2,747,472	2,795,552
	5.918% 03/25/36 (12/01/10) (a)(b)(h)	4,784,831	4,791,229
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	16,906	15,014
Washington Mutual Mortgage Loan Trust
	1.553% 01/25/40 (12/27/10) (a)(b)	108,630	104,197
Wells Fargo Mortgage Backed Securities Trust
	4.741% 06/25/34 (12/01/10) (a)(b)	3,403,233	3,472,332
	4.746% 07/25/34 (12/01/10) (a)(b)	2,699,337	2,720,392
	4.871% 09/25/34 (12/01/10) (a)(b)	2,638,456	2,715,114
NON-AGENCY TOTAL			66,436,751

	Total Collateralized Mortgage Obligations (cost of $83,439,657)		84,759,400
Commercial Mortgage-Backed Securities — 4.1%
Bear Stearns Commercial Mortgage Securities
	4.933% 02/13/42 (12/01/10) (a)(b)	1,260,000	1,360,383
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	765,000	814,216
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	3,535,000	3,732,928
GMAC Commercial Mortgage Securities, Inc.
	5.659% 05/10/40 (12/01/10) (a)(b)	815,000	882,304
LB-UBS Commercial Mortgage Trust
	5.124% 11/15/32 (12/11/10) (a)(b)	715,000	769,631
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.663% 12/15/30 (12/01/10) (a)(b)(g)	2,371,861	30,177

5

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Capital I
	4.970% 12/15/41	2,660,000	2,854,640
	5.150% 06/13/41	2,500,000	2,669,901
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	2,646,000	2,796,422
Morgan Stanley Reremic Trust
	6.001% 08/12/45 (12/01/10) (a)(b)(h)	6,000,000	6,451,715
Wachovia Bank Commercial Mortgage Trust
	5.378% 10/15/44 (12/01/10) (a)(b)	265,000	289,851

	Total Commercial Mortgage-Backed Securities (cost of $21,329,538)		22,652,168
Asset-Backed Securities — 2.3%
Entergy Gulf States Reconstruction Funding LLC
	5.510% 10/01/13	214,221	224,792
Ford Credit Auto Owner Trust
	5.150% 11/15/11	14,155	14,208
GSAMP Trust
	0.363% 06/25/36 (12/25/10) (a)(b)	105,299	104,420
Home Equity Asset Trust
	0.533% 11/25/35 (12/25/10) (a)(b)	3,809,584	3,741,579
Massachusetts RRB Special Purpose Trust WMECO-1
	6.530% 06/01/15	51,744	55,463
Morgan Stanley ABS Capital I
	0.743% 07/25/35 (12/25/10) (a)(b)	2,414,963	2,393,583
Novastar Home Equity Loan
	0.363% 06/25/36 (12/25/10) (a)(b)	1,751,443	1,743,054
Sierra Receivables Funding Co.
	3.840% 11/20/25 (h)	1,926,877	1,940,071
Small Business Administration
	7.600% 01/01/12	24,174	24,555
	8.650% 11/01/14	93,213	96,301
	8.850% 08/01/11	2,125	2,172
Triad Auto Receivables Owner Trust
	5.310% 05/13/13	1,991,373	2,057,616

	Total Asset-Backed Securities (cost of $12,325,134)		12,397,814

6

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — 0.3%
CONSUMER CYCLICAL — 0.2%
Retail — 0.2%
CVS Pass-Through Trust
8.353% 07/10/31 (h)	1,070,236	1,319,901
Retail Total		1,319,901
CONSUMER CYCLICAL TOTAL		1,319,901
FINANCIALS — 0.1%
Banks — 0.1%
USB Capital IX
6.189% 10/29/49 (04/15/42) (a)(b)	560,000	436,800
Banks Total		436,800
FINANCIALS TOTAL		436,800

Total Corporate Fixed-Income Bonds & Notes (cost of $1,520,970)		1,756,701

	Contracts
Purchased Call Options — 0.0%
10-Year U.S. Treasury Notes Strike Price: $128.00 Expiration: 12/23/10	589	46,016

Total Purchased Call Options (cost of $84,242)		46,016
Purchased Put Options — 0.0%
10-Year U.S. Treasury Notes Strike Price: $122.50 Expiration: 12/23/10	132	59,813

Total Purchased Put Options (cost of $29,192)		59,813

	Shares
Securities Lending Collateral — 26.4%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.336%) (i)	145,417,381	145,417,381

Total Securities Lending Collateral (cost of $145,417,381)		145,417,381

	Par ($)
Short-Term Obligation — 1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.160%, collateralized by a U.S. Government Agency obligation maturing 07/14/14, market value $7,530,319 (repurchase proceeds $7,380,033)	7,380,000	7,380,000

Total Short-Term Obligation (cost of $7,380,000)		7,380,000

7

Par ($)		Value ($)
Total Investments — 140.7% (cost of $763,104,728)(j)(k)		773,833,781

Obligation to Return Collateral for Securities Loaned — (26.4)%		(145,417,381)

Other Assets & Liabilities, Net — (14.3)%		(78,540,683)

Net Assets — 100.0%		549,875,717
Securities Sold Short — (1.9)%
GOVERNMENT & AGENCY OBLIGATIONS — (1.9)%
Federal Home Loan Mortgage Corp.
TBA,
6.000% 12/13/40	(9,500,000)	(10,300,081)
GOVERNMENT & AGENCY OBLIGATIONS TOTAL		(10,300,081)

Total Securities Sold Short (proceeds of $10,309,726)		(10,300,081)

8

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

9

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$65,636,255	$215,466,097	$—	$281,102,352
Government & Agency Obligations
U.S. Government Agencies	—	28,708,748	—	28,708,748
U.S. Government Obligations	182,562,208	6,991,180	—	189,553,388
Total Government & Agency Obligations	182,562,208	35,699,928	—	218,262,136
Total Collateralized Mortgage Obligations	—	84,759,400	—	84,759,400
Total Commercial Mortgage-Backed Securities	—	22,652,168	—	22,652,168
Total Asset-Backed Securities	—	12,397,814	—	12,397,814
Total Corporate Fixed-Income Bonds & Notes	—	1,756,701	—	1,756,701
Total Purchased Call Options	46,016	—	—	46,016
Total Purchased Put Options	59,813	—	—	59,813
Total Securities Lending Collateral	145,417,381	—	—	145,417,381
Total Short-Term Obligation	—	7,380,000	—	7,380,000
Total Investments	393,721,673	380,112,108	—	773,833,781
Total Securities Sold Short	(10,300,081)	—	—	(10,300,081)
Unrealized Appreciation on Futures Contracts	116,074	—	—	116,074
Unrealized Depreciation on Futures Contracts	(7,893)	—	—	(7,893)
Value of Written Put Option Contracts	(140,187)	—	—	(140,187)
Total	$383,389,586	$380,112,108	$—	$763,501,694

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase

10

(a)	Parenthetical date represents the effective maturity date for the security.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.
(c)	Security purchased on a delayed delivery basis.
(d)	A portion of this security with a market value of $1,348,604 is pledged as collateral for open futures contracts and written put options on futures contracts.
(e)	All or a portion of this security was on loan at November 30, 2010. The total market value of securities on loan at November 30, 2010 is $142,835,159.
(f)	Principal Only
(g)	Accrued interest accumulates in the value of this security and is payable at redemption.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, these securities, which are not illiquid, amounted to $52,283,352, which represents 9.5% of net assets.

(i)	Investment made with cash collateral received from securities lending activity.
(j)	Cost for federal income tax purposes is $763,104,728
(k)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$13,024,073	$(2,295,020)	$10,729,053

At November 30, 2010, the Fund held the following open long futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
10-Year U.S. Treasury Notes	145	$17,995,859	$17,957,691	Mar - 2011	$38,168
30-Year U.S. Treasury Notes	39	4,963,969	4,886,063	Mar – 2011	77,906
					$116,074

At November 30, 2010, the Fund held the following open short futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
5-Year U.S. Treasury Notes	37	$4,434,508	$4,426,615	Mar - 2011	$(7,893)

At November 30, 2010, the Fund held the following written put option contracts:

Written Put Option Contracts Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
10-Year U.S. Treasury Notes	$121.50	140	12/23/10	$47,789	$(35,000)
10-Year U.S. Treasury Notes	122.00	132	12/23/10	67,746	(45,375)
10-Year U.S. Treasury Notes	122.50	132	12/23/10	46,256	(59,812)

Total (proceeds $161,791)					$(140,187)

11

For the three months ended November 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2010	120	$51,275
Options written	1,088	579,618
Options terminated in closing purchase transactions	(253)	(110,245)
Options exercised	—	—
Options expired	(551)	(358,857)
Options outstanding at November 30, 2010	404	$161,791

Acronym	Name

I.O.	Interest Only
P.O.	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

12

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Greater China Fund

	Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 13.9%
Automobiles — 1.8%
Great Wall Motor Co., Ltd., Class H	1,302,500	4,751,812
Automobiles Total		4,751,812
Distributors — 1.4%
Li & Fung Ltd.	607,600	3,783,779
Distributors Total		3,783,779
Diversified Consumer Services — 0.6%
New Oriental Education & Technology Group, ADR (a)	15,047	1,591,973
Diversified Consumer Services Total		1,591,973
Hotels, Restaurants & Leisure — 2.5%
7 Days Group Holdings Ltd., ADR (a)	139,991	3,320,587
Ctrip.com International Ltd., ADR (a)	71,199	3,119,940
Hotels, Restaurants & Leisure Total		6,440,527
Multiline Retail — 2.8%
Golden Eagle Retail Group Ltd.	1,974,000	5,763,983
Intime Department Store Group Co., Ltd.	977,000	1,509,409
Multiline Retail Total		7,273,392
Specialty Retail — 2.4%
Belle International Holdings Ltd.	2,625,000	4,817,931
Boshiwa International Holding Ltd. (a)	500,000	442,810
SA SA International Holdings Ltd.	876,000	1,029,181
Specialty Retail Total		6,289,922
Textiles, Apparel & Luxury Goods — 2.4%
China Lilang Ltd.	1,904,444	2,747,239
Trinity Ltd.	3,394,598	3,448,122
Textiles, Apparel & Luxury Goods Total		6,195,361
CONSUMER DISCRETIONARY TOTAL		36,326,766
CONSUMER STAPLES — 4.6%
Beverages — 1.2%
Tsingtao Brewery Co., Ltd., Class H	574,000	3,105,604
Beverages Total		3,105,604
Food Products — 3.4%
Shenguan Holdings Group Ltd.	2,152,000	2,971,247
Tingyi Cayman Islands Holding Corp.	928,000	2,287,555

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Want Want China Holdings Ltd.	4,219,000	3,606,438
Food Products Total		8,865,240
CONSUMER STAPLES TOTAL		11,970,844
ENERGY — 16.7%
Oil, Gas & Consumable Fuels — 16.7%
China Shenhua Energy Co., Ltd., Class H	1,711,500	7,200,701
CNOOC Ltd.	9,184,500	19,843,030
PetroChina Co., Ltd., Class H	8,032,000	9,890,324
Yanzhou Coal Mining Co., Ltd., Class H	2,404,000	6,654,706
Oil, Gas & Consumable Fuels Total		43,588,761
ENERGY TOTAL		43,588,761
FINANCIALS — 29.9%
Commercial Banks — 17.5%
Bank of China Ltd., Class H	23,186,000	12,335,098
China Construction Bank Corp., Class H	8,439,000	7,610,674
China Merchants Bank Co., Ltd., Class H	3,502,090	9,000,190
Industrial & Commercial Bank of China, Class H	21,704,000	16,842,179
Commercial Banks Total		45,788,141
Insurance — 8.4%
China Life Insurance Co., Ltd., Class H	3,465,000	14,808,536
Ping An Insurance Group Co. of China, Ltd., Class H	601,500	6,979,195
Insurance Total		21,787,731
Real Estate Management & Development — 4.0%
China Overseas Land & Investment Ltd.	968,320	1,856,440
China Vanke Co., Ltd., Class B	4,437,110	5,590,624
Guangzhou R&F Properties Co., Ltd., Class H	2,336,000	3,087,164
Real Estate Management & Development Total		10,534,228
FINANCIALS TOTAL		78,110,100
HEALTH CARE — 1.8%
Health Care Equipment & Supplies — 0.3%
Microport Scientific Corp. (a)	750,000	723,076
Health Care Equipment & Supplies Total		723,076
Health Care Providers & Services — 0.7%
Sinopharm Group Co., Class H	500,030	1,823,683
Health Care Providers & Services Total		1,823,683

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 0.8%
China Medical System Holdings Ltd. (a)	780,000	572,807
China Shineway Pharmaceutical Group Ltd.	472,000	1,512,886
Pharmaceuticals Total		2,085,693
HEALTH CARE TOTAL		4,632,452
INDUSTRIALS — 10.1%
Electrical Equipment — 3.6%
Harbin Electric, Inc. (a)	131,869	2,146,827
Sun King Power Electronics Group (a)	7,198,000	2,196,914
Xinjiang Goldwind Science & Technology Co., Ltd. (a)	175,000	414,676
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,201,000	4,544,320
Electrical Equipment Total		9,302,737
Industrial Conglomerates — 1.0%
Beijing Enterprises Holdings Ltd.	190,500	1,199,065
Chongqing Machinery & Electric Co., Ltd., Class H	3,858,964	1,518,468
Industrial Conglomerates Total		2,717,533
Machinery — 3.2%
CSR Corp., Ltd., Class H	4,104,707	4,886,021
Sany Heavy Equipment International Holdings Co., Ltd.	2,166,620	3,455,825
Machinery Total		8,341,846
Transportation Infrastructure — 2.3%
China Merchants Holdings International Co., Ltd.	668,000	2,616,644
Sichuan Expressway Co., Ltd., Class H	4,866,000	3,309,180
Transportation Infrastructure Total		5,925,824
INDUSTRIALS TOTAL		26,287,940
INFORMATION TECHNOLOGY — 13.5%
Communications Equipment — 2.7%
O-Net Communications Group Ltd. (a)	9,354,000	7,026,725
Communications Equipment Total		7,026,725
Electronic Equipment, Instruments & Components — 0.7%
Young Fast Optoelectronics Co., Ltd.	160,316	1,736,476
Electronic Equipment, Instruments & Components Total		1,736,476
Internet Software & Services — 6.6%
Baidu, Inc., ADR (a)	44,000	4,628,360
Bitauto Holdings Ltd., ADR (a)	71,482	918,544
Sina Corp. (a)	25,659	1,642,689

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Tencent Holdings Ltd.	459,100	10,111,374
Internet Software & Services Total		17,300,967
Software — 3.5%
AutoNavi Holdings Ltd., ADR (a)	77,643	1,488,416
Kingdee International Software Group Co., Ltd.	6,794,000	3,762,688
VanceInfo Technologies, Inc., ADR (a)	100,181	3,767,807
Software Total		9,018,911
INFORMATION TECHNOLOGY TOTAL		35,083,079
MATERIALS — 1.5%
Chemicals — 1.5%
Huabao International Holdings Ltd.	2,435,000	3,853,629
Chemicals Total		3,853,629
MATERIALS TOTAL		3,853,629
TELECOMMUNICATION SERVICES — 3.6%
Wireless Telecommunication Services — 3.6%
China Mobile Ltd.	948,000	9,446,569
Wireless Telecommunication Services Total		9,446,569
TELECOMMUNICATION SERVICES TOTAL		9,446,569
UTILITIES — 2.5%
Gas Utilities — 2.5%
ENN Energy Holdings Ltd.	2,272,000	6,550,446
Gas Utilities Total		6,550,446
UTILITIES TOTAL		6,550,446

Total Common Stocks (cost of $131,081,930)		255,850,586

Rights — 0.2%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
China Construction Bank Corp. Expiration: 12/08/10	590,730	200,077
Industrial & Commercial Bank of China Expiration: 12/16/10	976,680	320,735
Commercial Banks Total		520,812
FINANCIALS TOTAL		520,812

Total Rights (cost of $—)		520,812

4

	Par ($)	Value ($)
Short-Term Obligation — 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/15, market value $5,071,675 (repurchase proceeds $4,971,021)	4,971,000	4,971,000

Total Short-Term Obligation (cost of $4,971,000)		4,971,000

Total Investments — 100.2% (cost of $136,052,930)(b)(c)		261,342,398

Other Assets & Liabilities, Net — (0.2)%		(405,184)

Net Assets — 100.0%		260,937,214

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities  may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$8,032,500	$28,294,266	$—	$36,326,766
Consumer Staples	—	11,970,844	—	11,970,844
Energy	—	43,588,761	—	43,588,761
Financials	—	78,110,100	—	78,110,100
Health Care	—	4,632,452	—	4,632,452
Industrials	2,146,827	24,141,113	—	26,287,940
Information Technology	12,445,816	22,637,263	—	35,083,079
Materials	—	3,853,629	—	3,853,629
Telecommunication Services	—	9,446,569	—	9,446,569
Utilities	—	6,550,446	—	6,550,446
Total Common Stocks	22,625,143	233,225,443	—	255,850,586
Total Rights	—	200,077	320,735	520,812
Total Short-Term Obligation	—	4,971,000	—	4,971,000
Total Investments	$22,625,143	$238,396,520	$320,735	$261,342,398

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The following table reconciles asset balances for the  three  months ended November 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2010
Common Stocks
Financials	$4,918,710	$—	$—	$—	$—	$—	$(4,918,710)	$—
Rights
Financials	—	—	320,735	—	—	—	—	320,735
	$4,918,710	$—	$320,735	$—	$—	$—	$(4,918,710)	$320,735

6

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at November 30,  2010, which were valued using significant unobservable inputs (Level 3) amounted to $ 320,735.

Certain rights classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, closing prices of similar securities from the issuer, and quoted bids from market participants.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy during the three months ended November 30, 2010.

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$4,918,710	$—	$—	$4,918,710

Financial assets were transferred from Level 3 to Level 2 due to management’s determination that reliable and observable market data was now available to, and utilized by, pricing services for the valuation of this security.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $136,052,930.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$126,121,216	$(831,748)	$125,289,468

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia International Stock Fund

	Shares	Value ($)*
Common Stocks — 95.9%
CONSUMER DISCRETIONARY — 11.1%
Auto Components — 0.3%
Exedy Corp.	37,500	1,159,279
Auto Components Total		1,159,279
Automobiles — 1.3%
Nissan Motor Co., Ltd.	554,100	5,197,980
Automobiles Total		5,197,980
Hotels, Restaurants & Leisure — 0.4%
OPAP SA	92,599	1,489,891
Hotels, Restaurants & Leisure Total		1,489,891
Household Durables — 3.1%
Arnest One Corp.	265,700	2,943,201
Forbo Holding AG	4,449	2,393,129
Foster Electric Co., Ltd.	144,100	3,567,817
SEB SA	37,866	3,494,951
Household Durables Total		12,399,098
Internet & Catalog Retail — 0.7%
DeNA Co., Ltd.	100,129	2,919,492
Internet & Catalog Retail Total		2,919,492
Leisure Equipment & Products — 0.5%
Altek Corp.	1,387,244	1,865,928
Leisure Equipment & Products Total		1,865,928
Specialty Retail — 2.4%
EDION Corp.	205,900	1,613,740
Game Group PLC	2,053,774	2,202,371
USS Co., Ltd.	47,560	3,426,402
Yamada Denki Co., Ltd.	33,190	2,106,478
Specialty Retail Total		9,348,991
Textiles, Apparel & Luxury Goods — 2.4%
Adidas AG	64,457	4,046,781
LG Fashion Corp.	110,640	2,993,643
Youngone Corp.	249,610	2,239,500
Textiles, Apparel & Luxury Goods Total		9,279,924
CONSUMER DISCRETIONARY TOTAL		43,660,583
CONSUMER STAPLES — 8.1%
Beverages — 1.5%
Carlsberg A/S, Class B	43,985	4,156,171
Cott Corp. (a)	227,637	1,889,387
Beverages Total		6,045,558

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.8%
George Weston Ltd.	37,800	2,885,032
Koninklijke Ahold NV	310,044	3,745,558
Seven & I Holdings Co., Ltd.	173,900	4,249,608
Food & Staples Retailing Total		10,880,198
Food Products — 3.4%
Balrampur Chini Mills Ltd.	1,007,013	1,676,142
China Milk Products Group Ltd. (a)(b)	7,540,000	399,743
Marine Harvest ASA	3,970,580	3,689,932
Nestle SA, Registered Shares	78,233	4,250,461
Parmalat SpA	1,318,971	3,279,411
Food Products Total		13,295,689
Household Products —0.4%
Mcbride PLC	545,045	1,448,427
Household Products Total		1,448,427
CONSUMER STAPLES TOTAL		31,669,872
ENERGY — 8.5%
Energy Equipment & Services — 2.5%
Core Laboratories NV	23,713	2,029,833
Noble Corp. (a)	94,362	3,200,759
Shinko Plantech Co., Ltd.	332,000	2,738,620
Tecnicas Reunidas SA	34,708	1,879,495
Energy Equipment & Services Total		9,848,707
Oil, Gas & Consumable Fuels — 6.0%
AWE Ltd. (a)	1,919,485	2,962,736
BP PLC	728,125	4,840,881
Japan Petroleum Exploration Co.	74,400	2,601,423
Rosneft Oil Co., GDR	392,132	2,585,615
Royal Dutch Shell PLC, Class B	142,970	4,239,988
Total SA	81,978	3,967,417
Yanzhou Coal Mining Co., Ltd., Class H	906,000	2,507,972
Oil, Gas & Consumable Fuels Total		23,706,032
ENERGY TOTAL		33,554,739
FINANCIALS — 20.8%
Capital Markets — 2.4%
Credit Suisse Group AG, Registered Shares	56,156	2,076,190
ICAP PLC	345,130	2,548,143
Intermediate Capital Group PLC	647,482	3,153,464

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Tokai Tokyo Financial Holdings, Inc.	478,000	1,753,579
Capital Markets Total		9,531,376
Commercial Banks — 9.5%
Australia & New Zealand Banking Group Ltd.	264,169	5,724,387
Banco Bilbao Vizcaya Argentaria SA	347,300	3,187,012
Banco Santander SA	587,660	5,570,457
Bank of China Ltd., Class H	4,337,000	2,307,311
BNP Paribas	71,945	4,252,713
HSBC Holdings PLC	421,136	4,242,581
Indian Bank	275,055	1,706,777
National Bank of Greece SA (a)	166,287	1,400,738
Sumitomo Mitsui Financial Group, Inc.	180,900	5,553,357
Svenska Handelsbanken AB, Class A	108,169	3,230,335
Commercial Banks Total		37,175,668
Diversified Financial Services — 0.9%
ING Groep NV (a)	377,627	3,337,721
Diversified Financial Services Total		3,337,721
Insurance — 4.2%
Allianz SE, Registered Shares	23,912	2,623,274
Axis Capital Holdings Ltd.	90,344	3,192,757
Sampo Oyj, Class A	164,574	4,025,431
XL Group PLC	97,133	1,909,635
Zurich Financial Services AG, Registered Shares	20,424	4,544,561
Insurance Total		16,295,658
Real Estate Investment Trusts (REITs) — 1.1%
Japan Retail Fund Investment Corp.	2,762	4,445,630
Real Estate Investment Trusts (REITs) Total		4,445,630
Real Estate Management & Development — 2.7%
Hongkong Land Holdings Ltd.	547,000	3,707,069
Huaku Development Co., Ltd.	1,596,466	4,589,038
Swire Pacific Ltd., Class A	161,800	2,479,646
Real Estate Management & Development Total		10,775,753
FINANCIALS TOTAL		81,561,806
HEALTH CARE — 7.8%
Biotechnology — 0.7%
Amgen, Inc. (a)	50,447	2,658,053
Biotechnology Total		2,658,053
Health Care Providers & Services — 1.0%
Miraca Holdings, Inc.	112,700	3,982,248
Health Care Providers & Services Total		3,982,248

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 6.1%
AstraZeneca PLC, ADR	123,586	5,799,891
GlaxoSmithKline PLC	187,491	3,550,544
Novartis AG, Registered Shares	45,295	2,410,435
Roche Holding AG, Genusschein Shares	42,029	5,768,260
Sanofi-Aventis SA	71,440	4,316,489
Santen Pharmaceutical Co., Ltd.	65,300	2,244,696
Pharmaceuticals Total		24,090,315
HEALTH CARE TOTAL		30,730,616
INDUSTRIALS — 11.2%
Aerospace & Defense — 1.7%
BAE Systems PLC	774,541	3,982,766
MTU Aero Engines Holding AG	44,618	2,603,323
Aerospace & Defense Total		6,586,089
Airlines — 0.5%
Turk Hava Yollari A.O. (a)	503,963	1,830,901
Airlines Total		1,830,901
Commercial Services & Supplies — 0.7%
Aeon Delight Co., Ltd.	149,600	2,690,345
Commercial Services & Supplies Total		2,690,345
Construction & Engineering — 1.5%
CTCI Corp.	2,608,000	2,739,918
Maire Tecnimont SpA	794,665	3,110,524
Construction & Engineering Total		5,850,442
Electrical Equipment — 2.1%
Mitsubishi Electric Corp.	412,000	4,081,476
Schneider Electric SA	30,314	4,252,087
Electrical Equipment Total		8,333,563
Industrial Conglomerates — 1.7%
DCC PLC	108,123	2,826,959
Tyco International Ltd.	106,546	4,037,028
Industrial Conglomerates Total		6,863,987
Professional Services — 0.8%
Atkins WS PLC	288,411	3,141,944
Professional Services Total		3,141,944
Trading Companies & Distributors — 2.2%
ITOCHU Corp.	318,200	2,950,740
Kloeckner & Co., SE (a)	105,798	2,660,471

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Mitsui & Co., Ltd.	200,200	3,126,896
Trading Companies & Distributors Total		8,738,107
INDUSTRIALS TOTAL		44,035,378
INFORMATION TECHNOLOGY — 5.9%
Electronic Equipment, Instruments & Components — 2.8%
FUJIFILM Holdings Corp.	99,300	3,326,690
Halma PLC	514,288	2,511,374
Hitachi Ltd.	354,000	1,675,086
Murata Manufacturing Co., Ltd.	58,900	3,596,690
Electronic Equipment, Instruments & Components Total		11,109,840
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc. (a)	211,518	1,541,966
Macronix International	3,431,000	2,048,851
Samsung Electronics Co., Ltd.	2,941	2,091,645
Solarfun Power Holdings Co., Ltd., ADR (a)	163,229	1,356,433
Semiconductors & Semiconductor Equipment Total		7,038,895
Software — 1.3%
Autonomy Corp. PLC (a)	115,881	2,406,160
Nintendo Co., Ltd.	10,000	2,716,149
Software Total		5,122,309
INFORMATION TECHNOLOGY TOTAL		23,271,044
MATERIALS — 10.6%
Chemicals — 3.6%
BASF SE	102,473	7,660,126
Clariant AG, Registered Shares (a)	249,245	4,496,493
Hitachi Chemical Co., Ltd.	121,700	2,255,648
Chemicals Total		14,412,267
Construction Materials — 0.4%
Ciments Francais SA	17,620	1,497,225
Construction Materials Total		1,497,225
Metals & Mining — 5.7%
Aurubis AG	61,939	3,000,817
BHP Billiton PLC	216,543	7,685,585
Centerra Gold, Inc.	128,830	2,514,981
Eastern Platinum Ltd. (a)	1,327,700	2,004,710
First Quantum Minerals Ltd.	27,175	2,414,261
Freeport-McMoRan Copper & Gold, Inc.	31,062	3,147,202
OneSteel Ltd.	718,161	1,715,914
Metals & Mining Total		22,483,470

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.9%
Svenska Cellulosa AB, Class B	235,220	3,427,193
Paper & Forest Products Total		3,427,193
MATERIALS TOTAL		41,820,155
TELECOMMUNICATION SERVICES — 6.6%
Diversified Telecommunication Services — 2.7%
Bezeq Israeli Telecommunication Corp., Ltd.	1,108,003	2,961,605
Tele2 AB, Class B	198,389	3,966,882
Telefonica SA	79,328	1,688,207
Telenor ASA	151,935	2,182,578
Diversified Telecommunication Services Total		10,799,272
Wireless Telecommunication Services — 3.9%
Advanced Info Service PCL, Foreign Registered Shares	534,100	1,598,943
Freenet AG	344,541	3,290,358
NTT DoCoMo, Inc.	1,163	1,891,617
Softbank Corp.	138,300	4,792,650
Vivo Participacoes SA, ADR	68,114	1,966,451
Vodafone Group PLC	655,162	1,637,198
Wireless Telecommunication Services Total		15,177,217
TELECOMMUNICATION SERVICES TOTAL		25,976,489
UTILITIES — 5.3%
Electric Utilities — 1.7%
Enel SpA	454,792	2,135,806
Fortum Oyj	169,449	4,469,515
Electric Utilities Total		6,605,321
Gas Utilities — 0.6%
PT Perusahaan Gas Negara Tbk	4,739,500	2,257,306
Gas Utilities Total		2,257,306
Independent Power Producers & Energy Traders — 1.3%
International Power PLC	816,930	5,174,745
Independent Power Producers & Energy Traders Total		5,174,745
Multi-Utilities — 1.7%
AGL Energy Ltd.	228,461	3,360,883
RWE AG	55,874	3,477,674
Multi-Utilities Total		6,838,557
UTILITIES TOTAL		20,875,929

Total Common Stocks (cost of $344,041,300)		377,156,611

6

	Shares	Value ($)
Preferred Stock — 1.2%
CONSUMER STAPLES — 1.2%
Household Products — 1.2%
Henkel AG & Co., KGaA	76,669	4,702,586
Household Products Total		4,702,586

Total Preferred Stock (cost of $3,783,199)		4,702,586
Investment Company — 2.5%
iShares MSCI EAFE Index Fund	183,373	9,947,985

Total Investment Company (cost of $10,585,885)		9,947,985

	Contracts
Purchased Call Options — 0.1%
CBOE SPX Volatility Index Strike Price: $30.00 Expiration: 12/22/10	2,471	222,390

Total Purchased Call Options (cost of $642,488)		222,390

Total Investments — 99.7% (cost of $359,052,872)(c)(d)		392,029,572

Other Assets & Liabilities, Net — 0.3%		1,070,834

Net Assets — 100.0%		393,100,406

7

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities and certain securities of investments companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$43,660,583	$—	$43,660,583
Consumer Staples	4,774,419	26,495,710	399,743	31,669,872
Energy	7,816,207	25,738,532	—	33,554,739
Financials	8,809,461	72,752,345	—	81,561,806
Health Care	8,457,944	22,272,672	—	30,730,616
Industrials	4,037,028	39,998,350	—	44,035,378
Information Technology	2,898,399	20,372,645	—	23,271,044
Materials	10,081,154	31,739,001	—	41,820,155
Telecommunication Services	1,966,451	24,010,038	—	25,976,489
Utilities	—	20,875,929	—	20,875,929
Total Common Stocks	48,841,063	327,915,805	399,743	377,156,611
Total Preferred Stock	—	4,702,586	—	4,702,586
Total Investment Company	9,947,985	—	—	9,947,985
Total Purchased Call Options	222,390	—	—	222,390
Total Investments	59,011,438	332,618,391	399,743	392,029,572
Value of Written Call Option Contracts	(30,760)	—	—	(30,760)
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	1,096,571	—	1,096,571
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(2,543,398)	—	(2,543,398)
Total	$58,980,678	$331,171,564	$399,743	$390,551,985

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

The following table reconciles asset balances for the three months ending November 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2010
Common Stocks
Consumer Staples	$389,377	$—	$10,366	$—	$—	$—	$—	$399,743

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $10,366.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2010, the value of this security amounted to $399,743, which represents 0.1% of net assets.

9

(c)	Cost for federal income tax purposes is $359,052,872.
(d)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$68,505,950	$(35,529,250)	$32,976,700

At November 30, 2010, the Fund held the following written call option contracts:

Risk Exposure/Type

Equity Risk

Written Call Options

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value

CBOE SPX Volatility Index	$42.5	1,538	12/22/10	$113,812	$(30,760)

For the three months ended November 30, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2010	6,072	$31.015
Options written	11,305	466,249
Options terminated in closing purchase transactions	(3,529)	(261,146)
Options exercised	(7,717)	(60,321)
Options expired	(4,593)	(61,985)
Options outstanding at November 30, 2010	1,538	$113,812

10

Forward foreign currency exchange contracts outstanding on November 30, 2010 are:

Foreign Exchange Rate Risk

Counterparty	Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
UBS AG	AUD	$20,533,186	$21,397,707	02/10/11	$(864,521)
UBS AG	CHF	2,910,049	3,012,932	02/10/11	(102,883)
UBS AG	EUR	8,087,225	8,529,302	02/10/11	(442,077)
UBS AG	GBP	24,017,813	24,919,632	02/10/11	(901,819)
UBS AG	JPY	2,949,405	2,999,988	02/10/11	(50,583)
UBS AG	SGD	7,111,235	7,292,750	02/10/11	(181,515)
					$(2,543,398)

Counterparty	Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
UBS AG	CAD	$14,643,791	$14,976,124	02/10/11	$332,333
UBS AG	KRW	8,216,114	8,564,182	02/10/11	348,068
UBS AG	NOK	3,648,255	3,829,701	02/10/11	181,446
UBS AG	THB	2,050,519	2,066,839	02/10/11	16,320
UBS AG	TWD	12,689,201	12,907,605	02/10/11	218,404
					$1,096,571

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

11

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Mid Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 98.4%
CONSUMER DISCRETIONARY — 22.0%
Auto Components — 2.7%
BorgWarner, Inc. (a)	166,775	10,063,203
Cooper Tire & Rubber Co.	493,800	10,315,482
Gentex Corp.	483,140	10,141,109
Lear Corp. (a)	79,040	6,937,341
Auto Components Total		37,457,135
Diversified Consumer Services — 0.6%
Grand Canyon Education, Inc. (a)	394,939	7,519,639
Diversified Consumer Services Total		7,519,639
Hotels, Restaurants & Leisure — 5.1%
Bally Technologies, Inc. (a)	178,290	6,983,619
Chipotle Mexican Grill, Inc. (a)	53,640	13,865,404
Ctrip.com International Ltd., ADR (a)	390,135	17,095,716
Las Vegas Sands Corp. (a)	157,225	7,873,828
Panera Bread Co., Class A (a)	69,170	6,933,601
Royal Caribbean Cruises Ltd. (a)	210,070	8,455,317
Starwood Hotels & Resorts Worldwide, Inc.	143,120	8,134,941
Hotels, Restaurants & Leisure Total		69,342,426
Household Durables — 1.6%
Tempur-Pedic International, Inc. (a)	379,055	13,308,621
Whirlpool Corp.	121,895	8,898,335
Household Durables Total		22,206,956
Internet & Catalog Retail — 1.9%
NetFlix, Inc. (a)	41,455	8,535,584
priceline.com, Inc. (a)	45,275	17,840,614
Internet & Catalog Retail Total		26,376,198
Media — 2.2%
CBS Corp., Class B	381,280	6,420,755
Cinemark Holdings, Inc.	378,570	6,643,903
Lamar Advertising Co., Class A (a)	216,105	7,941,859
McGraw-Hill Companies, Inc.	269,175	9,283,846
Media Total		30,290,363
Multiline Retail — 1.6%
Big Lots, Inc. (a)	357,675	10,962,739
Nordstrom, Inc.	254,680	10,900,304
Multiline Retail Total		21,863,043
Specialty Retail — 3.2%
Advance Auto Parts, Inc.	151,210	9,978,348
CarMax, Inc. (a)	224,660	7,391,314

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Dick’s Sporting Goods, Inc. (a)	262,705	8,987,138
Tiffany & Co.	116,160	7,213,536
TJX Companies, Inc.	212,010	9,669,776
Specialty Retail Total		43,240,112
Textiles, Apparel & Luxury Goods — 3.1%
Coach, Inc.	279,140	15,782,576
Hanesbrands, Inc. (a)	220,776	5,994,068
Lululemon Athletica, Inc. (a)	225,705	12,102,302
Warnaco Group, Inc. (a)	166,020	8,940,177
Textiles, Apparel & Luxury Goods Total		42,819,123
CONSUMER DISCRETIONARY TOTAL		301,114,995
CONSUMER STAPLES — 4.3%
Beverages — 0.5%
Hansen Natural Corp. (a)	136,700	7,275,174
Beverages Total		7,275,174
Food & Staples Retailing — 0.8%
Whole Foods Market, Inc. (a)	223,630	10,559,809
Food & Staples Retailing Total		10,559,809
Food Products — 1.3%
Green Mountain Coffee Roasters, Inc. (a)	291,060	10,792,505
H.J. Heinz Co.	139,780	6,747,180
Food Products Total		17,539,685
Personal Products — 1.7%
Avon Products, Inc.	232,690	6,645,627
Herbalife Ltd.	252,140	17,304,368
Personal Products Total		23,949,995
CONSUMER STAPLES TOTAL		59,324,663
ENERGY — 5.8%
Energy Equipment & Services — 2.5%
Cameron International Corp. (a)	386,585	18,598,604
McDermott International, Inc. (a)	524,880	9,621,050
Seadrill Ltd.	210,886	6,556,446
Energy Equipment & Services Total		34,776,100
Oil, Gas & Consumable Fuels — 3.3%
Concho Resources, Inc. (a)	182,341	15,088,718
Consol Energy, Inc.	161,510	6,776,960
Continental Resources, Inc. (a)	155,570	8,315,216
Denbury Resources, Inc. (a)	392,190	7,130,014

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Southwestern Energy Co. (a)	201,585	7,297,377
Oil, Gas & Consumable Fuels Total		44,608,285
ENERGY TOTAL		79,384,385
FINANCIALS — 5.8%
Capital Markets — 2.6%
Affiliated Managers Group, Inc. (a)	201,890	17,647,205
LPL Investment Holdings, Inc. (a)	210,149	7,124,051
T. Rowe Price Group, Inc.	189,995	11,082,408
Capital Markets Total		35,853,664
Consumer Finance — 0.6%
Discover Financial Services	452,725	8,275,813
Consumer Finance Total		8,275,813
Diversified Financial Services — 1.1%
IntercontinentalExchange, Inc. (a)	72,510	8,171,877
Moody’s Corp.	236,855	6,354,820
Diversified Financial Services Total		14,526,697
Real Estate Investment Trusts (REITs) — 1.5%
Digital Realty Trust, Inc.	135,690	7,126,439
Nationwide Health Properties, Inc.	167,630	6,043,061
Plum Creek Timber Co., Inc.	188,825	6,805,253
Real Estate Investment Trusts (REITs) Total		19,974,753
FINANCIALS TOTAL		78,630,927
HEALTH CARE — 12.4%
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	132,881	10,158,752
Dendreon Corp. (a)	171,995	6,147,101
Human Genome Sciences, Inc. (a)	327,420	8,031,613
Onyx Pharmaceuticals, Inc. (a)	194,669	5,733,002
Biotechnology Total		30,070,468
Health Care Equipment & Supplies — 1.3%
Gen-Probe, Inc. (a)	126,265	6,548,103
Intuitive Surgical, Inc. (a)	29,005	7,549,711
Thoratec Corp. (a)	147,755	3,761,104
Health Care Equipment & Supplies Total		17,858,918
Health Care Providers & Services — 4.2%
Brookdale Senior Living, Inc. (a)	421,430	8,057,742
Express Scripts, Inc. (a)	326,215	16,992,539
Laboratory Corp. of America Holdings (a)	201,535	16,531,916
Mednax, Inc. (a)	131,360	8,039,232

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Patterson Companies, Inc.	276,285	8,213,953
Health Care Providers & Services Total		57,835,382
Health Care Technology — 0.6%
Cerner Corp. (a)	90,660	7,965,388
Health Care Technology Total		7,965,388
Life Sciences Tools & Services — 3.4%
Agilent Technologies, Inc. (a)	289,695	10,145,119
ICON PLC, ADR (a)	514,794	10,362,803
Illumina, Inc. (a)	180,080	10,826,410
Life Technologies Corp. (a)	304,410	15,161,140
Life Sciences Tools & Services Total		46,495,472
Pharmaceuticals — 0.7%
Watson Pharmaceuticals, Inc. (a)	206,835	10,081,138
Pharmaceuticals Total		10,081,138
HEALTH CARE TOTAL		170,306,766
INDUSTRIALS — 14.1%
Aerospace & Defense — 1.2%
BE Aerospace, Inc. (a)	196,405	6,972,377
Precision Castparts Corp.	72,758	10,045,697
Aerospace & Defense Total		17,018,074
Air Freight & Logistics — 1.2%
Atlas Air Worldwide Holdings, Inc. (a)	142,010	7,748,066
C.H. Robinson Worldwide, Inc.	122,620	9,038,320
Air Freight & Logistics Total		16,786,386
Airlines — 1.5%
AMR Corp. (a)	1,497,700	12,820,312
United Continental Holdings, Inc. (a)	283,420	7,845,066
Airlines Total		20,665,378
Commercial Services & Supplies — 0.5%
Stericycle, Inc. (a)	89,145	6,587,815
Commercial Services & Supplies Total		6,587,815
Electrical Equipment — 2.3%
AMETEK, Inc.	238,670	14,122,104
Regal-Beloit Corp.	129,748	7,914,628
Sensata Technologies Holding N.V. (a)	322,800	8,973,840
Electrical Equipment Total		31,010,572
Machinery — 4.0%
AGCO Corp. (a)	167,160	7,545,602
Cummins, Inc.	227,525	22,097,228
Joy Global, Inc.	132,970	10,148,271

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Navistar International Corp. (a)	128,280	6,565,370
Pall Corp.	182,015	8,239,819
Machinery Total		54,596,290
Marine — 0.5%
DryShips, Inc. (a)	1,363,586	7,049,740
Marine Total		7,049,740
Professional Services — 0.8%
IHS, Inc., Class A (a)	144,205	10,428,906
Professional Services Total		10,428,906
Road & Rail — 1.5%
Hertz Global Holdings, Inc. (a)	660,250	8,094,665
Kansas City Southern (a)	258,965	12,259,403
Road & Rail Total		20,354,068
Trading Companies & Distributors — 0.6%
Fastenal Co.	151,360	8,100,787
Trading Companies & Distributors Total		8,100,787
INDUSTRIALS TOTAL		192,598,016
INFORMATION TECHNOLOGY — 23.5%
Communications Equipment — 0.6%
F5 Networks, Inc. (a)	60,330	7,956,320
Communications Equipment Total		7,956,320
Computers & Peripherals — 0.9%
NetApp, Inc. (a)	242,265	12,338,556
Computers & Peripherals Total		12,338,556
Internet Software & Services — 3.2%
Akamai Technologies, Inc. (a)	137,980	7,201,176
Baidu, Inc., ADR (a)	74,275	7,812,987
Equinix, Inc. (a)	92,590	7,184,984
LogMeIn, Inc. (a)	157,530	6,898,239
VeriSign, Inc. (a)	193,380	6,634,868
VistaPrint NV (a)	212,535	8,569,411
Internet Software & Services Total		44,301,665
IT Services — 4.5%
Alliance Data Systems Corp. (a)	283,055	17,855,110
Cognizant Technology Solutions Corp., Class A (a)	235,710	15,316,436
Teradata Corp. (a)	294,930	12,118,674
VeriFone Systems, Inc. (a)	210,035	7,298,716
Western Union Co.	526,910	9,294,692
IT Services Total		61,883,628

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc. (a)	1,342,625	9,787,736
Analog Devices, Inc.	294,868	10,485,506
Atheros Communications, Inc. (a)	269,470	8,773,943
Cree, Inc. (a)	101,100	6,589,698
Intersil Corp., Class A	508,520	6,483,630
Marvell Technology Group Ltd. (a)	346,405	6,682,153
OmniVision Technologies, Inc. (a)	337,690	9,553,250
Trina Solar Ltd., ADR (a)	376,220	8,397,231
Xilinx, Inc.	300,100	8,138,712
Semiconductors & Semiconductor Equipment Total		74,891,859
Software — 8.8%
ANSYS, Inc. (a)	153,080	7,424,380
Autodesk, Inc. (a)	277,375	9,788,564
Citrix Systems, Inc. (a)	227,825	15,132,137
Concur Technologies, Inc. (a)	197,300	10,103,733
Intuit, Inc. (a)	213,005	9,561,794
Red Hat, Inc. (a)	384,730	16,735,755
Rovi Corp. (a)	329,014	18,151,702
Salesforce.com, Inc. (a)	112,340	15,639,975
TIBCO Software, Inc. (a)	881,035	17,303,527
Software Total		119,841,567
INFORMATION TECHNOLOGY TOTAL		321,213,595
MATERIALS — 8.1%
Chemicals — 3.4%
Cabot Corp.	226,201	8,097,996
Celanese Corp., Series A	277,295	10,259,915
CF Industries Holdings, Inc.	168,470	20,346,122
Solutia, Inc. (a)	383,630	8,202,009
Chemicals Total		46,906,042
Containers & Packaging — 0.9%
Crown Holdings, Inc. (a)	412,450	12,798,323
Containers & Packaging Total		12,798,323
Metals & Mining — 3.8%
Agnico-Eagle Mines Ltd.	136,625	11,027,004
Cliffs Natural Resources, Inc.	231,610	15,828,227
HudBay Minerals, Inc.	568,530	9,503,653
Steel Dynamics, Inc.	487,250	7,766,765

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Walter Energy, Inc.	74,515	7,648,220
Metals & Mining Total		51,773,869
MATERIALS TOTAL		111,478,234
TELECOMMUNICATION SERVICES — 1.8%
Wireless Telecommunication Services — 1.8%
Crown Castle International Corp. (a)	221,855	9,215,857
NII Holdings, Inc. (a)	231,510	8,973,328
SBA Communications Corp., Class A (a)	178,415	6,984,947
Wireless Telecommunication Services Total		25,174,132
TELECOMMUNICATION SERVICES TOTAL		25,174,132
UTILITIES — 0.6%
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	513,387	8,024,239
Multi-Utilities Total		8,024,239
UTILITIES TOTAL		8,024,239

Total Common Stocks (cost of $1,030,436,507)		1,347,249,952

	Par ($)
Short-Term Obligation — 1.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/15, market value $16,202,563 (repurchase proceeds $15,884,066)	15,884,000	15,884,000

Total Short-Term Obligation (cost of $15,884,000)		15,884,000

Total Investments — 99.6% (cost of $1,046,320,507)(b)(c)		1,363,133,952

Other Assets & Liabilities, Net — 0.4%		5,896,277

Net Assets — 100.0%		1,369,030,229

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,347,249,952	$—	$—	$1,347,249,952
Total Short-Term Obligation	—	15,884,000	—	15,884,000
Total Investments	$1,347,249,952	$15,884,000	$—	$1,363,133,952

8

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,046,320,507.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$328,739,517	$(11,926,072)	$316,813,445

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.2%
EDUCATION — 3.8%
Education — 3.8%
OR Economic Development Revenue
	Broadway Housing LLC,
	Series 2008 A,
	6.250% 04/01/23	3,250,000	3,676,530
OR Facilities Authority
	Linfield College,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,891,430
OR Forest Grove
	Pacific University,
	Series 2009,
	6.000% 05/01/30	1,500,000	1,548,915
OR Health Sciences University
	Series 1996 A,
	Insured: NPFGC:
	(a) 07/01/12	1,315,000	1,268,554
	(a) 07/01/14	2,550,000	2,299,845
	(a) 07/01/21	12,515,000	7,396,741
Education Total			18,082,015
EDUCATION TOTAL			18,082,015
HEALTH CARE — 9.6%
Continuing Care Retirement — 0.5%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	654,964
	5.000% 10/01/12	680,000	671,276
OR Multnomah County Hospital Facilities Authority
	Terwilliger Plaza, Inc.,
	Series 2006 A,
	5.250% 12/01/26	1,400,000	1,279,530
Continuing Care Retirement Total			2,605,770
Hospitals — 9.1%
OR Clackamas County Hospital Facility Authority
	Legacy Health System,
	Series 2001:
	5.250% 05/01/21	4,890,000	4,969,560
	5.750% 05/01/12	2,000,000	2,057,700
	5.750% 05/01/16	1,500,000	1,535,325
OR Deschutes County Hospital Facilities Authority
	Cascade Healthcare Community,
	Series 2008,
	7.375% 01/01/23	2,000,000	2,372,620

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
OR Facilities Authority
	Peacehealth,
	Series 2009 A:
	5.000% 11/01/17	4,450,000	5,055,867
	5.000% 11/01/19	3,695,000	4,086,559
OR Multnomah County Hospital Facilities Authority
	Adventist Health System,
	Series 2009 A,
	5.000% 09/01/21	3,685,000	3,907,132
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,284,078
OR Salem Hospital Facility Authority
	Series 2006 A,
	5.000% 08/15/27	3,500,000	3,518,725
	Series 2008 A:
	5.250% 08/15/18	2,500,000	2,768,275
	5.750% 08/15/15	785,000	887,859
OR State Facilities Authority
	Legacy Health Systems,
	Series 2010 A:
	5.000% 03/15/15	1,000,000	1,091,130
	5.000% 03/15/16	1,500,000	1,633,455
	Samaritan Health Services,
	Series 2010 A:
	5.000% 10/01/22	3,450,000	3,573,199
	5.000% 10/01/23	2,000,000	2,055,900
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	5.750% 12/01/20	285,000	287,485
Hospitals Total			43,084,869
HEALTH CARE TOTAL			45,690,639
HOUSING — 4.2%
Assisted Living/Senior — 0.4%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home,
	Series 2005:
	5.000% 10/01/19	1,000,000	894,760
	5.125% 10/01/24	1,000,000	848,100
Assisted Living/Senior Total			1,742,860
Multi-Family — 2.4%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A:
	5.800% 12/01/16	1,715,000	1,716,338
	5.900% 12/01/26	1,750,000	1,714,545

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	4,000,000	3,542,440
OR Portland Housing
	Series 2005 A,
	5.000% 04/01/25	1,565,000	1,629,822
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,455,000	2,674,379
Multi-Family Total			11,277,524
Single-Family — 1.4%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 2001 J,
	5.150% 07/01/24	1,095,000	1,095,657
	Series 2001 Q:
	4.700% 07/01/15	375,000	379,598
	4.900% 07/01/17	365,000	368,077
	Series 2008 G,
	5.200% 07/01/28	4,985,000	5,127,471
Single-Family Total			6,970,803
HOUSING TOTAL			19,991,187
OTHER — 16.2%
Other — 0.6%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22 (b)	2,940,000	2,727,379
Other Total			2,727,379
Refunded/Escrowed(c) — 15.6%
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: AGMC
	5.000% 06/01/17	2,665,000	2,940,188
OR Board of Higher Education
	Lottery Education,
	Series 1999 A,
	Pre-refunded 04/01/11,
	Insured: AGMC:
	5.000% 04/01/14	2,705,000	2,747,955
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.250% 08/01/14	1,225,000	1,265,413

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
OR Clackamas Community College District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC
	5.250% 06/15/15	1,390,000	1,427,377
OR Clackamas County
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: AGMC:
	5.375% 06/15/15	1,055,000	1,084,086
	School District No. 7J, Lake Oswego,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/16	1,295,000	1,327,284
	5.375% 06/01/17	2,535,000	2,598,198
OR Coos County
	School District No. 13, North Bend,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: AGMC
	5.500% 06/15/15	1,765,000	1,899,140
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,735,300
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,104,360
	5.600% 01/01/27	5,550,000	5,845,593
	5.600% 01/01/32	2,000,000	2,106,520
OR Deschutes County
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AGMC
	5.500% 06/15/18	1,000,000	1,028,080
OR Jackson County
	School District No. 4,
	Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11:
	Insured: AGMC
	5.500% 06/15/16	1,000,000	1,028,240
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	1,975,526
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC:

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	5.550% 06/15/21	2,000,000	2,241,440
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC:
	5.250% 06/15/15	405,000	450,733
OR Multnomah County
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: AGMC:
	5.000% 12/01/14	1,790,000	1,790,233
	School District No. 7, Reynolds,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/17	1,000,000	1,028,420
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC:
	5.375% 06/15/16	2,055,000	2,111,656
	5.375% 06/15/17	2,280,000	2,342,860
	5.375% 06/15/18	2,490,000	2,558,649
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	1,250,000	1,327,612
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	1,974,280
	5.375% 06/01/16	2,705,000	2,774,248
	5.375% 06/01/17	2,540,000	2,605,024
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: NPFGC
	5.375% 06/15/17	1,500,000	1,611,120
OR Washington County
	School District No. 48J, Beaverton,
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,008,320
	5.125% 01/01/17	1,820,000	1,827,571
	5.125% 01/01/18	2,260,000	2,269,402
	Series 2001,
	Pre-refunded 06/01/11,
	5.500% 06/01/16	2,785,000	2,858,023
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Insured: NPFGC
	5.250% 06/15/16	2,535,000	2,717,926
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	5,000,000	6,378,650
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,090,000	1,349,409
Refunded/Escrowed Total			74,338,836
OTHER TOTAL			77,066,215
OTHER REVENUE — 3.2%
Recreation — 3.2%
OR Board of Higher Education
	Lottery Education:
	Series 2003 A,
	Insured: AGMC
	5.000% 04/01/14	1,830,000	2,025,737
	Series 2008,
	5.000% 04/01/24	3,130,000	3,402,372
	Series 2009 A:
	5.000% 04/01/21	5,000,000	5,647,900
	5.000% 04/01/27	4,000,000	4,298,560
Recreation Total			15,374,569
OTHER REVENUE TOTAL			15,374,569
TAX-BACKED — 50.5%
Local General Obligations — 32.6%
OR Benton & Linn Counties
	School District No. 509J & 509A,
	Series 2007
	Insured: AGMC
	5.000% 06/15/20	5,000,000	5,756,700
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	514,315
OR Central Community College District
	Series 2010,
	4.750% 06/15/24	2,580,000	2,780,156
OR Clackamas & Washington Counties
	School District No. 3,
	Series 2009,
	5.000% 06/15/24	4,150,000	4,559,813
	School District No. 3A,
	Series 2003,
	Insured: NPFGC
	(a) 06/15/17	4,000,000	3,262,040

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Clackamas Community College District
	Series 2001,
	Insured: NPFGC
	5.250% 06/15/15	110,000	112,531
OR Clackamas County
	School District No. 108, Estacada,
	Series 2005,
	Insured: AGMC
	5.500% 06/15/25	2,485,000	2,965,922
	School District No. 115,
	Series 2006 A,
	Insured: NPFGC:
	(a) 06/15/25	2,250,000	1,167,660
	(a) 06/15/26	2,610,000	1,263,449
	School District No. 12, North Clackamas,
	Series 2007 B,
	Insured: AGMC
	(a) 06/15/22	4,000,000	4,206,440
	School District No. 46,
	Series 2009:
	5.000% 06/15/25	4,350,000	4,704,569
	5.000% 06/15/26	3,000,000	3,219,690
	Series 2007,
	Insured: NPFGC
	4.125% 06/01/27	2,000,000	2,000,560
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: NPFGC:
	(a) 06/01/13	1,685,000	1,608,501
	(a) 06/01/14	1,025,000	949,970
OR Columbia Multnomah & Washington Counties
	School District No. 1J,
	Series 2009:
	5.000% 06/15/23	1,000,000	1,100,760
	5.000% 06/15/24	1,165,000	1,265,784
	5.000% 06/15/25	1,275,000	1,375,075
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: NPFGC
	(a) 06/15/22	2,335,000	1,449,661
OR Deschutes County
	Administrative School District No. 1,
	Series 2007,
	Insured: NPFGC
	4.500% 06/15/20	5,000,000	5,456,400
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: NPFGC:
	5.500% 06/15/20	1,000,000	1,192,810
	5.500% 06/15/21	1,410,000	1,676,518

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	School District No. 549C,
	Series 2008:
	4.625% 06/15/27	1,500,000	1,533,030
	4.625% 06/15/28	1,660,000	1,684,784
	4.625% 06/15/30	2,000,000	2,006,920
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: NPFGC
	5.250% 06/15/18	1,075,000	1,137,189
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: NPFGC:
	5.000% 12/15/15	1,000,000	1,161,260
	5.000% 12/15/16	1,000,000	1,175,330
OR Lane Community College
	Series 2009:
	4.250% 06/15/17	2,195,000	2,468,453
	4.250% 06/15/18	2,000,000	2,233,940
OR Lane County
	School District No. 19, Springfield:
	Series 1997,
	Insured: NPFGC:
	6.000% 10/15/12	1,740,000	1,892,215
	6.000% 10/15/14	1,310,000	1,509,696
	Series 2006,
	Insured: AGMC
	(a) 06/15/25	5,160,000	2,588,772
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,068,850
	5.250% 07/01/13	1,000,000	1,111,760
	Series 2009 A:
	5.000% 11/01/24	1,000,000	1,084,280
	5.000% 11/01/25	1,140,000	1,227,176
OR Linn Benton Community College
	Series 2001,
	Insured: NPFGC
	(a) 06/15/13	1,000,000	966,360
	Series 2002,
	Insured: NPFGC
	(a) 06/15/14	1,000,000	940,620
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: NPFGC
	5.250% 06/15/15	305,000	333,496
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,775,462

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Multnomah-Clackamas Counties
	Centennial School District No. 28JT,
	Series 2006,
	Insured: AMBAC
	(a) 06/01/16	2,260,000	1,814,644
OR Portland Community College District
	Series 2005,
	Insured: AGMC
	5.000% 06/15/16	4,750,000	5,432,290
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/13	1,500,000	1,454,595
	(a) 06/01/16	3,500,000	3,098,095
	(a) 06/01/18	4,000,000	3,193,480
	(a) 06/01/19	4,000,000	3,033,360
	(a) 06/01/20	4,000,000	2,882,680
OR Portland
	Series 2005,
	5.000% 06/01/16	3,075,000	3,514,233
OR Salem-Keizer
	School District No 24J,
	Series 2009 A:
	4.000% 06/15/15	3,850,000	4,256,945
	5.000% 06/15/16	2,500,000	2,910,225
OR Salem
	Series 2009:
	5.000% 06/01/19	2,025,000	2,353,516
	5.000% 06/01/20	880,000	1,003,640
	5.000% 06/01/26	3,315,000	3,544,564
OR Tri-County Metropolitan Transportation District
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,075,530
	Series 2005 A,
	Insured: AGMC
	5.000% 09/01/17	4,250,000	4,859,025
	Series 2009 A:
	4.000% 09/01/18	1,000,000	1,111,800
	4.250% 09/01/21	1,815,000	1,959,401
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: NPFGC
	5.750% 03/01/14	990,000	1,133,976
OR Umatilla County
	School District No. 8R Hermiston,
	Series 2010,
	4.500% 06/15/29	2,360,000	2,433,892

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Washington & Clackamas Counties
	School District No. 23J, Tigard:
	Series 2000,
	(a) 06/15/18	2,700,000	2,075,436
	Series 2005,
	Insured: NPFGC:
	5.000% 06/15/19	850,000	996,676
	5.000% 06/15/21	6,575,000	7,609,576
OR Washington Clackamas & Yamhill Counties
	School District No. 88J,
	Series 2007 B,
	Insured: NPFGC
	4.500% 06/15/23	8,125,000	8,534,175
OR Washington Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1998,
	5.000% 11/01/13	1,100,000	1,227,050
	Series 2006,
	Insured: NPFGC
	(a) 06/15/25	4,065,000	2,107,255
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: NPFGC
	5.500% 06/15/21	1,000,000	1,183,170
Local General Obligations Total			155,288,146
Special Non-Property Tax — 6.2%
OR Department of Transportation
	Series 2006 A,
	4.625% 11/15/26	5,040,000	5,200,070
	Series 2007 A,
	5.000% 11/15/16	6,305,000	7,430,317
	Series 2009,
	4.750% 11/15/27	7,000,000	7,307,090
PR Highway & Transportation Authority
	Series 2003,
	Insured: AGMC
	4.950% 07/01/26	5,000,000	5,041,600
VI Virgin Islands Public Finance Authority
	Series 2010 A,
	5.000% 10/01/25	4,410,000	4,450,660
Special Non-Property Tax Total			29,429,737
Special Property Tax — 5.3%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	365,000	365,051
OR Keizer
	Series 2008,
	5.200% 06/01/31	4,085,000	4,100,074

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OR Lebanon Urban Renewal Agency
	Series 2000:
	5.750% 06/01/15	1,120,000	1,120,000
	6.000% 06/01/20	1,580,000	1,580,000
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,530,450
	5.750% 06/15/18	2,050,000	2,091,615
	Series 2010 B:
	5.000% 06/15/25	1,550,000	1,603,475
	5.000% 06/15/26	1,440,000	1,475,107
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,628,865
	5.000% 06/15/18	3,070,000	3,280,786
	5.000% 06/15/20	2,000,000	2,065,860
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	555,000	555,500
	5.850% 06/01/19	785,000	785,549
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	1,000,030
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	700,182
	5.625% 02/15/21	1,100,000	1,092,740
Special Property Tax Total			24,975,284
State Appropriated — 4.3%
OR Department of Administrative Services
	Certificates of Participation:
	Series 2002 C,
	Insured: NPFGC:
	5.250% 11/01/15	1,000,000	1,058,630
	5.250% 11/01/17	5,000,000	5,282,200
	Series 2002 E,
	Insured: AGMC
	5.000% 11/01/13	1,470,000	1,582,323
	Series 2007 A,
	Insured NPFGC:
	5.000% 05/01/24	2,630,000	2,775,991
	5.000% 05/01/25	2,780,000	2,915,080
	5.000% 05/01/26	2,800,000	2,918,412
	Series 2009 A,
	5.000% 05/01/23	3,100,000	3,369,762

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (d)(e)	750,000	769,455
State Appropriated Total			20,671,853
State General Obligations — 2.1%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	851,592
	Series 1996 A,
	(a) 08/01/14	490,000	462,300
	Series 2001 A:
	5.250% 08/01/14	255,000	262,765
	5.250% 08/01/16	780,000	802,682
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,795,353
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	986,704
OR State
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,867,329
OR Veterans Welfare
	Series 2000 80A,
	5.700% 10/01/32	915,000	916,098
State General Obligations Total			9,944,823
TAX-BACKED TOTAL			240,309,843
TRANSPORTATION — 0.5%
Ports — 0.5%
OR Port of Morrow
	Series 2007:
	4.875% 06/01/20	750,000	646,890
	5.000% 06/01/25	1,000,000	777,170
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	260,000	257,190
	5.750% 08/01/19	425,000	404,910
Ports Total			2,086,160
TRANSPORTATION TOTAL			2,086,160
UTILITIES — 9.2%
Independent Power Producers — 0.8%
OR Western Generation Agency
	Series 2006 A,

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.000% 01/01/21	3,000,000	2,803,410
	Wauna Cogeneration,
	Series 2006 A,
	5.000% 01/01/20	1,000,000	944,110
Independent Power Producers Total			3,747,520
Investor Owned — 0.8%
OR Port of Morrow
	Portland General Electrical Co,
	Series 1998
	5.000% 05/01/33 (03/11/20) (d)(e)	3,750,000	3,769,013
Investor Owned Total			3,769,013
Municipal Electric — 4.0%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: NPFGC:
	7.350% 11/01/11	2,000,000	2,112,940
	7.350% 11/01/12	2,490,000	2,767,859
	7.350% 11/01/13	2,675,000	3,100,566
	Series 2003 A,
	Insured: AGMC
	5.250% 11/01/20	605,000	659,159
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: AGMC
	5.250% 08/01/13	1,040,000	1,068,964
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2010 DDD,
	5.000% 07/01/22	4,500,000	4,721,715
	Series 2010,
	5.250% 07/01/24	4,600,000	4,822,226
Municipal Electric Total			19,253,429
Water & Sewer — 3.6%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	510,918
OR Portland Water Systems Revenue
	Series 2004 B,
	5.000% 10/01/13	730,000	813,505
	Series 2006 B,
	5.000% 10/01/16	5,330,000	6,264,295
	Series 2010 A,
	4.000% 03/01/22	5,000,000	5,168,750
OR Portland
	Series 2008 A,
	5.000% 06/15/17	1,500,000	1,759,470
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: NPFGC

13

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
5.000% 10/01/13	2,310,000	2,573,548
Water & Sewer Total		17,090,486
UTILITIES TOTAL		43,860,448

Total Municipal Bonds (cost of $446,376,681)		462,461,076

	Shares
Investment Companies — 1.6%
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.143%)	3,716,849	3,716,849
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.100%)	3,706,757	3,706,757

Total Investment Companies (cost of $7,423,606)		7,423,606

Total Investments — 98.8% (cost of $453,800,287)(f)(g)		469,884,682

Other Assets & Liabilities, Net — 1.2%		5,938,331

Net Assets — 100.0%		475,823,013

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

14

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$462,461,076	$—	$462,461,076
Total Investment Companies	7,423,606	—	—	7,423,606
Total Investments	$7,423,606	$462,461,076	$—	$469,884,682

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At November 30, 2010, the value of this security amounted to $2,727,379, which represents 0.6% of net assets.

	Security	Acquisition Date	Acquisition Cost
	OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,245,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2010.

(e)	Parenthetical date represents the next interest rate reset date for the security.

(f)	Cost for federal income tax purposes is $453,670,115.

(g)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

15

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$19,227,649	$(3,013,082)	$16,214,567

Acronym	Name

AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

16

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Small Cap Growth Fund I

	Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 20.2%
Auto Components — 2.4%
Cooper Tire & Rubber Co.	745,305	15,569,422
Tenneco, Inc. (a)	236,300	8,615,498
Auto Components Total		24,184,920
Diversified Consumer Services — 1.9%
Capella Education Co. (a)	126,436	6,927,428
Grand Canyon Education, Inc. (a)	353,158	6,724,128
Xueda Education Group, ADR (a)	447,367	5,524,983
Diversified Consumer Services Total		19,176,539
Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc. (a)	283,310	10,383,311
California Pizza Kitchen, Inc. (a)	218,515	3,695,089
Home Inns & Hotels Management, Inc., ADR (a)	141,775	6,749,908
Hotels, Restaurants & Leisure Total		20,828,308
Household Durables — 2.0%
Tempur-Pedic International, Inc. (a)	583,065	20,471,412
Household Durables Total		20,471,412
Internet & Catalog Retail — 0.7%
Shutterfly, Inc. (a)	216,230	7,135,590
Internet & Catalog Retail Total		7,135,590
Leisure Equipment & Products — 0.6%
Polaris Industries, Inc.	86,455	6,284,414
Leisure Equipment & Products Total		6,284,414
Media — 2.1%
Cinemark Holdings, Inc.	277,500	4,870,125
Imax Corp. (a)	472,845	12,866,113
Knology, Inc. (a)	269,882	4,153,484
Media Total		21,889,722
Multiline Retail — 0.6%
Gordmans Stores, Inc. (a)	460,858	5,880,548
Multiline Retail Total		5,880,548
Specialty Retail — 3.7%
Body Central Corp. (a)	413,483	5,048,627
Children’s Place Retail Stores, Inc. (a)	104,500	5,424,595
DSW, Inc., Class A (a)	132,500	5,180,750
Jo-Ann Stores, Inc. (a)	192,795	9,338,990
Pier 1 Imports, Inc. (a)	716,375	6,991,820
Vitamin Shoppe, Inc. (a)	195,000	5,754,450
Specialty Retail Total		37,739,232

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 4.2%
CROCS, Inc. (a)	807,555	14,168,552
Deckers Outdoor Corp. (a)	96,955	7,455,839
Lululemon Athletica, Inc. (a)	255,130	13,680,071
Warnaco Group, Inc. (a)	137,930	7,427,531
Textiles, Apparel & Luxury Goods Total		42,731,993
CONSUMER DISCRETIONARY TOTAL		206,322,678
CONSUMER STAPLES — 2.2%
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	121,170	4,815,901
Food & Staples Retailing Total		4,815,901
Food Products — 0.5%
Diamond Foods, Inc.	108,000	5,026,320
Food Products Total		5,026,320
Personal Products — 1.2%
Elizabeth Arden, Inc. (a)	287,641	6,129,630
Nu Skin Enterprises, Inc., Class A	199,300	6,299,873
Personal Products Total		12,429,503
CONSUMER STAPLES TOTAL		22,271,724
ENERGY — 5.3%
Energy Equipment & Services — 2.0%
Complete Production Services, Inc. (a)	320,435	9,116,375
Dril-Quip, Inc. (a)	70,145	5,432,029
TETRA Technologies, Inc. (a)	561,910	6,181,010
Energy Equipment & Services Total		20,729,414
Oil, Gas & Consumable Fuels — 3.3%
Brigham Exploration Co. (a)	206,300	5,188,445
Energy XXI Bermuda Ltd. (a)	206,607	5,092,863
McMoRan Exploration Co. (a)	290,647	4,339,360
Oasis Petroleum, Inc. (a)	233,795	5,933,717
Resolute Energy Corp. (a)	412,170	5,304,628
World Fuel Services Corp.	240,765	7,247,026
Oil, Gas & Consumable Fuels Total		33,106,039
ENERGY TOTAL		53,835,453
FINANCIALS — 5.2%
Capital Markets — 0.7%
Stifel Financial Corp. (a)	135,440	7,019,855
Capital Markets Total		7,019,855

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 1.9%
Center Financial Corp. (a)	894,880	5,601,949
Pacific Continental Corp.	257,399	2,223,927
Signature Bank (a)	268,850	11,815,958
Commercial Banks Total		19,641,834
Consumer Finance — 1.1%
EZCORP, Inc., Class A (a)	269,555	6,782,004
Netspend Holdings, Inc. (a)	345,238	4,626,189
Consumer Finance Total		11,408,193
Diversified Financial Services — 0.5%
Portfolio Recovery Associates, Inc. (a)	73,900	4,683,043
Diversified Financial Services Total		4,683,043
Real Estate Investment Trusts (REITs) — 1.0%
FelCor Lodging Trust, Inc. (a)	773,330	4,585,847
Tanger Factory Outlet Centers	122,445	5,874,911
Real Estate Investment Trusts (REITs) Total		10,460,758
FINANCIALS TOTAL		53,213,683
HEALTH CARE — 16.7%
Biotechnology — 3.0%
Acorda Therapeutics, Inc. (a)	135,565	3,572,138
Alexion Pharmaceuticals, Inc. (a)	55,085	4,211,248
Cubist Pharmaceuticals, Inc. (a)	203,970	4,428,189
Halozyme Therapeutics, Inc. (a)	466,752	3,229,924
Ironwood Pharmaceuticals, Inc. (a)	336,555	3,597,773
Momenta Pharmaceuticals, Inc. (a)	250,395	3,818,524
Onyx Pharmaceuticals, Inc. (a)	254,459	7,493,817
Biotechnology Total		30,351,613
Health Care Equipment & Supplies — 4.7%
Align Technology, Inc. (a)	337,624	5,905,044
Cutera, Inc. (a)	283,890	1,990,069
DexCom, Inc. (a)	322,213	3,632,951
ICU Medical, Inc. (a)	128,795	4,720,337
Insulet Corp. (a)	314,989	4,274,401
Masimo Corp.	392,824	12,122,549
NuVasive, Inc. (a)	305,160	7,128,537
Syneron Medical Ltd. (a)	264,105	2,548,613
Thoratec Corp. (a)	216,440	5,509,480
Health Care Equipment & Supplies Total		47,831,981
Health Care Providers & Services — 4.2%
Brookdale Senior Living, Inc. (a)	390,490	7,466,169
Catalyst Health Solutions, Inc. (a)	159,587	6,849,474

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
HMS Holdings Corp. (a)	91,485	5,764,470
IPC The Hospitalist Co., Inc. (a)	338,300	10,967,686
LHC Group, Inc. (a)	31,673	837,751
Mednax, Inc. (a)	96,065	5,879,178
PSS World Medical, Inc. (a)	245,551	5,058,350
Health Care Providers & Services Total		42,823,078
Health Care Technology — 1.1%
Medidata Solutions, Inc. (a)	146,006	2,905,520
Omnicell, Inc. (a)	587,438	7,871,669
Health Care Technology Total		10,777,189
Life Sciences Tools & Services — 0.7%
ICON PLC, ADR (a)	380,889	7,667,296
Life Sciences Tools & Services Total		7,667,296
Pharmaceuticals — 3.0%
Ardea Biosciences, Inc. (a)	196,901	4,377,109
Auxilium Pharmaceuticals, Inc. (a)	171,490	3,246,306
Impax Laboratories, Inc. (a)	490,890	8,786,931
MAP Pharmaceuticals, Inc. (a)	306,405	4,403,040
Salix Pharmaceuticals Ltd. (a)	229,970	10,268,160
Pharmaceuticals Total		31,081,546
HEALTH CARE TOTAL		170,532,703
INDUSTRIALS — 16.5%
Aerospace & Defense — 1.1%
Global Defense Technology & Systems, Inc. (a)	242,837	3,312,297
LMI Aerospace, Inc. (a)	493,519	8,029,554
Aerospace & Defense Total		11,341,851
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	122,851	6,702,751
Air Freight & Logistics Total		6,702,751
Airlines — 0.6%
Alaska Air Group, Inc. (a)	110,755	6,091,525
Airlines Total		6,091,525
Commercial Services & Supplies — 0.8%
Tetra Tech, Inc. (a)	364,705	8,428,333
Commercial Services & Supplies Total		8,428,333
Construction & Engineering — 1.1%
Great Lakes Dredge & Dock Corp.	817,755	6,280,358
Sterling Construction Co., Inc. (a)	385,773	5,204,078
Construction & Engineering Total		11,484,436

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 2.4%
Baldor Electric Co.	287,600	18,207,956
Regal-Beloit Corp.	97,342	5,937,862
Electrical Equipment Total		24,145,818
Machinery — 3.9%
ArvinMeritor, Inc. (a)	612,890	10,940,086
Columbus McKinnon Corp. (a)	354,950	5,824,730
Lindsay Corp.	86,625	5,114,340
Nordson Corp.	56,420	4,481,441
Robbins & Myers, Inc.	242,950	7,533,879
Tennant Co.	158,115	5,398,046
Machinery Total		39,292,522
Marine — 0.5%
DryShips, Inc. (a)	1,009,681	5,220,051
Marine Total		5,220,051
Professional Services — 1.5%
Advisory Board Co. (a)	156,847	7,443,958
Korn/Ferry International (a)	449,512	7,785,548
Professional Services Total		15,229,506
Road & Rail — 3.2%
Avis Budget Group, Inc. (a)	367,600	4,885,404
Dollar Thrifty Automotive Group, Inc. (a)	106,688	4,899,113
Genesee & Wyoming, Inc., Class A (a)	129,290	6,139,982
Landstar System, Inc.	138,445	4,977,098
Roadrunner Transportation Systems, Inc. (a)	453,485	5,750,190
Werner Enterprises, Inc.	264,370	5,705,104
Road & Rail Total		32,356,891
Trading Companies & Distributors — 0.7%
TAL International Group, Inc.	270,622	7,666,721
Trading Companies & Distributors Total		7,666,721
INDUSTRIALS TOTAL		167,960,405
INFORMATION TECHNOLOGY — 28.3%
Communications Equipment — 2.2%
Acme Packet, Inc. (a)	111,100	5,441,678
Aruba Networks, Inc. (a)	460,995	9,773,094
Riverbed Technology, Inc. (a)	220,300	7,470,373
Communications Equipment Total		22,685,145
Electronic Equipment, Instruments & Components — 2.0%
DTS, Inc. (a)	309,525	14,529,104

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Universal Display Corp. (a)	215,400	5,333,304
Electronic Equipment, Instruments & Components Total		19,862,408
Internet Software & Services — 5.9%
Ancestry.com, Inc. (a)	188,730	5,393,903
GSI Commerce, Inc. (a)	251,740	6,003,999
IntraLinks Holdings, Inc. (a)	466,121	9,583,448
KIT Digital, Inc. (a)	395,549	5,446,710
LogMeIn, Inc. (a)	282,985	12,391,913
OpenTable, Inc. (a)	90,900	6,593,886
VistaPrint NV (a)	178,455	7,195,306
Vocus, Inc. (a)	321,753	7,876,513
Internet Software & Services Total		60,485,678
IT Services — 3.8%
ExlService Holdings, Inc. (a)	293,969	6,076,339
Gartner, Inc. (a)	287,485	9,248,393
VeriFone Systems, Inc. (a)	467,160	16,233,810
Wright Express Corp. (a)	170,719	7,352,867
IT Services Total		38,911,409
Semiconductors & Semiconductor Equipment — 4.3%
Cavium Networks, Inc. (a)	210,363	7,740,307
Cirrus Logic, Inc. (a)	327,100	4,994,817
MIPS Technologies, Inc. (a)	348,100	4,730,679
OmniVision Technologies, Inc. (a)	300,170	8,491,809
Semtech Corp. (a)	224,300	5,246,377
Veeco Instruments, Inc. (a)	149,951	6,594,845
Volterra Semiconductor Corp. (a)	249,715	5,623,582
Semiconductors & Semiconductor Equipment Total		43,422,416
Software — 10.1%
Advent Software, Inc. (a)	49,488	2,552,591
AutoNavi Holdings Ltd., ADR (a)	180,835	3,466,607
BroadSoft, Inc. (a)	222,092	5,048,151
Concur Technologies, Inc. (a)	231,338	11,846,819
Fortinet, Inc. (a)	257,665	8,211,784
Informatica Corp. (a)	189,535	7,824,005
Netscout Systems, Inc. (a)	185,765	4,103,549
RealPage, Inc. (a)	200,693	5,498,988
Solera Holdings, Inc.	93,388	4,482,624
SuccessFactors, Inc. (a)	537,214	16,207,746
Taleo Corp., Class A (a)	282,940	8,686,258

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
TIBCO Software, Inc. (a)	844,275	16,581,561
VanceInfo Technologies, Inc., ADR (a)	217,735	8,189,013
Software Total		102,699,696
INFORMATION TECHNOLOGY TOTAL		288,066,752
MATERIALS — 4.7%
Chemicals — 1.2%
Solutia, Inc. (a)	592,635	12,670,536
Chemicals Total		12,670,536
Metals & Mining — 3.5%
Allied Nevada Gold Corp. (a)	301,300	8,056,762
HudBay Minerals, Inc.	539,729	9,022,210
Stillwater Mining Co. (a)	491,165	9,292,842
Thompson Creek Metals Co., Inc. (a)	766,975	9,318,746
Metals & Mining Total		35,690,560
MATERIALS TOTAL		48,361,096
Total Common Stocks (cost of $781,127,907)		1,010,564,494

	Par ($)
Short-Term Obligation — 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/15, market value $13,304,463 (repurchase proceeds $13,039,054)	13,039,000	13,039,000

Total Short-Term Obligation (cost of $13,039,000)		13,039,000

Total Investments — 100.4% (cost of $794,166,907)(b)(c)		1,023,603,494

Other Assets & Liabilities, Net — (0.4)%		(4,563,226)

Net Assets — 100.0%		1,019,040,268

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities  are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

7

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,010,564,494	$—	$—	$1,010,564,494
Total Short-Term Obligation	—	13,039,000	—	13,039,000
Total Investments	$1,010,564,494	$13,039,000	$—	$1,023,603,494

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

8

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $794,166,907.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$247,121,365	$(17,684,778)	$229,436,587

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

November 30, 2010 (Unaudited)	Columbia Strategic Investor Fund

	Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 11.9%
Auto Components — 1.1%
Goodyear Tire & Rubber Co. (a)	439,821	4,204,689
Nokian Renkaat Oyj	153,509	4,929,713
Auto Components Total		9,134,402
Automobiles — 0.6%
Nissan Motor Co., Ltd.	465,300	4,364,953
Automobiles Total		4,364,953
Hotels, Restaurants & Leisure — 1.2%
Bally Technologies, Inc. (a)	89,993	3,525,026
Ctrip.com International Ltd., ADR (a)	77,887	3,413,008
Las Vegas Sands Corp. (a)	52,982	2,653,339
Hotels, Restaurants & Leisure Total		9,591,373
Household Durables — 0.8%
MRV Engenharia e Participacoes SA	354,700	3,506,453
Whirlpool Corp.	43,398	3,168,054
Household Durables Total		6,674,507
Media — 1.7%
Comcast Corp., Class A	371,993	7,439,860
Naspers Ltd.	33,992	1,695,613
News Corp., Class A	325,987	4,446,463
Media Total		13,581,936
Multiline Retail — 2.0%
Big Lots, Inc. (a)	231,890	7,107,428
Target Corp.	148,304	8,444,430
Multiline Retail Total		15,551,858
Specialty Retail — 3.5%
Belle International Holdings Ltd.	3,216,000	5,902,654
Collective Brands, Inc. (a)	289,373	4,887,510
GameStop Corp., Class A (a)	277,041	5,518,657
Jo-Ann Stores, Inc. (a)	135,096	6,544,050
Lowe’s Cos., Inc.	241,803	5,488,928
Specialty Retail Total		28,341,799
Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands, Inc. (a)	171,664	4,660,677
Ports Design Ltd.	845,000	2,601,832

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Trinity Ltd.	928,000	942,632
Textiles, Apparel & Luxury Goods Total		8,205,141
CONSUMER DISCRETIONARY TOTAL		95,445,969
CONSUMER STAPLES — 9.1%
Beverages — 2.9%
Carlsberg A/S, Class B	34,079	3,220,146
Constellation Brands, Inc., Class A (a)	179,940	3,708,564
PepsiCo, Inc.	201,194	13,003,168
United Spirits Ltd.	126,071	3,812,995
Beverages Total		23,744,873
Food & Staples Retailing — 2.3%
BJ’s Wholesale Club, Inc. (a)	59,151	2,709,707
Casey’s General Stores, Inc.	164,801	6,550,016
CVS Caremark Corp.	299,217	9,275,727
Food & Staples Retailing Total		18,535,450
Food Products — 1.4%
Archer-Daniels-Midland Co.	150,352	4,358,705
Kraft Foods, Inc., Class A	221,773	6,708,633
Food Products Total		11,067,338
Personal Products — 1.1%
Avon Products, Inc.	196,281	5,605,785
Hypermarcas SA (a)	185,500	2,935,154
Personal Products Total		8,540,939
Tobacco — 1.4%
Philip Morris International, Inc.	164,438	9,354,878
PT Gudang Garam Tbk	378,000	1,704,080
Tobacco Total		11,058,958
CONSUMER STAPLES TOTAL		72,947,558
ENERGY — 15.1%
Energy Equipment & Services — 6.0%
Baker Hughes, Inc.	36,454	1,901,441
Cameron International Corp. (a)	110,368	5,309,804
McDermott International, Inc. (a)	185,370	3,397,832
National Oilwell Varco, Inc.	106,454	6,524,566
Noble Corp. (a)	105,428	3,576,118
Pioneer Drilling Co. (a)	289,665	1,984,205
Schlumberger Ltd.	152,883	11,823,971
Seadrill Ltd.	94,310	2,932,098
Tenaris SA, ADR	95,283	4,057,150

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Weatherford International Ltd. (a)	321,981	6,571,632
Energy Equipment & Services Total		48,078,817
Oil, Gas & Consumable Fuels — 9.1%
Apache Corp.	74,603	8,030,267
Cimarex Energy Co.	71,350	5,746,529
Continental Resources, Inc. (a)	69,393	3,709,056
Denbury Resources, Inc. (a)	428,206	7,784,785
EOG Resources, Inc.	64,540	5,740,833
Exxon Mobil Corp.	197,006	13,703,737
Hess Corp.	77,465	5,426,423
LUKOIL OAO, ADR	96,625	5,296,016
Occidental Petroleum Corp.	97,992	8,639,955
Peabody Energy Corp.	99,576	5,856,065
Petroleo Brasileiro SA, ADR	98,104	3,182,494
Oil, Gas & Consumable Fuels Total		73,116,160
ENERGY TOTAL		121,194,977
FINANCIALS — 15.1%
Capital Markets — 4.4%
Greenhill & Co., Inc.	75,949	5,691,618
Invesco Ltd.	154,599	3,360,982
Morgan Stanley	321,581	7,865,871
Northern Trust Corp.	84,897	4,270,319
SEI Investments Co.	214,548	4,844,494
T. Rowe Price Group, Inc.	85,155	4,967,091
Waddell & Reed Financial, Inc., Class A	151,981	4,681,015
Capital Markets Total		35,681,390
Commercial Banks — 4.5%
Fifth Third Bancorp.	383,693	4,585,131
HDFC Bank Ltd., ADR	13,417	2,366,088
Itau Unibanco Holding SA, ADR	99,503	2,321,405
PrivateBancorp, Inc.	373,011	4,535,814
PT Bank Central Asia Tbk	3,166,500	2,121,921
TCF Financial Corp.	376,848	5,128,901
Wells Fargo & Co.	543,229	14,781,261
Commercial Banks Total		35,840,521
Consumer Finance — 1.6%
American Express Co.	200,349	8,659,084
Discover Financial Services	227,215	4,153,490
Consumer Finance Total		12,812,574
Diversified Financial Services — 3.3%
Bank of America Corp.	1,041,518	11,404,622

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
JPMorgan Chase & Co.	401,242	14,998,426
Diversified Financial Services Total		26,403,048
Insurance — 1.3%
Primerica, Inc.	158,416	3,578,618
Principal Financial Group, Inc.	237,226	6,462,036
Insurance Total		10,040,654
FINANCIALS TOTAL		120,778,187
HEALTH CARE — 8.7%
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a)	75,588	5,778,702
Celgene Corp. (a)	124,448	7,389,722
Dendreon Corp. (a)	38,036	1,359,407
Biotechnology Total		14,527,831
Health Care Equipment & Supplies — 0.4%
Insulet Corp. (a)	108,009	1,465,682
NuVasive, Inc. (a)	79,376	1,854,224
Health Care Equipment & Supplies Total		3,319,906
Health Care Providers & Services — 3.0%
Amil Participacoes SA	190,200	1,858,072
Express Scripts, Inc. (a)	157,601	8,209,436
Fleury SA	200,100	2,660,842
Odontoprev SA	106,800	1,582,130
Oriola-KD Oyj, Class B	505,621	2,604,424
UnitedHealth Group, Inc.	186,821	6,822,703
Health Care Providers & Services Total		23,737,607
Life Sciences Tools & Services — 0.5%
Waters Corp. (a)	55,172	4,241,072
Life Sciences Tools & Services Total		4,241,072
Pharmaceuticals — 3.0%
Allergan, Inc.	64,117	4,249,033
Hospira, Inc. (a)	87,043	4,897,039
Merck & Co., Inc.	208,732	7,194,992
Teva Pharmaceutical Industries Ltd., ADR	78,070	3,906,623
Watson Pharmaceuticals, Inc. (a)	79,436	3,871,711
Pharmaceuticals Total		24,119,398
HEALTH CARE TOTAL		69,945,814
INDUSTRIALS — 12.2%
Aerospace & Defense — 1.9%
BE Aerospace, Inc. (a)	111,682	3,964,711

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Boeing Co.	57,125	3,642,861
Spirit Aerosystems Holdings, Inc., Class A (a)	92,639	1,803,681
United Technologies Corp.	79,998	6,021,450
Aerospace & Defense Total		15,432,703
Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	28,324	1,545,357
Air Freight & Logistics Total		1,545,357
Construction & Engineering — 1.1%
EMCOR Group, Inc. (a)	71,263	1,909,849
Insituform Technologies, Inc., Class A (a)	165,267	3,659,011
Quanta Services, Inc. (a)	206,921	3,643,879
Construction & Engineering Total		9,212,739
Electrical Equipment — 0.5%
Schneider Electric SA	27,811	3,900,995
Electrical Equipment Total		3,900,995
Industrial Conglomerates — 1.5%
General Electric Co.	359,207	5,686,247
Siemens AG, ADR	58,605	6,434,829
Industrial Conglomerates Total		12,121,076
Machinery — 4.3%
Barnes Group, Inc.	114,301	2,182,006
Caterpillar, Inc.	60,140	5,087,844
Cummins, Inc.	38,622	3,750,969
Dover Corp.	84,126	4,610,946
Joy Global, Inc.	43,591	3,326,865
Parker Hannifin Corp.	82,401	6,611,032
Tennant Co.	82,080	2,802,211
Trinity Industries, Inc.	133,088	3,047,715
WABCO Holdings, Inc. (a)	59,734	2,968,780
Machinery Total		34,388,368
Marine — 0.9%
A.P. Moller - Maersk A/S, Class B	929	7,535,470
Marine Total		7,535,470
Professional Services — 0.9%
Huron Consulting Group, Inc. (a)	142,487	3,235,880
Manpower, Inc.	64,750	3,646,720
Professional Services Total		6,882,600
Road & Rail — 0.9%
J.B. Hunt Transport Services, Inc.	65,683	2,397,430

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Union Pacific Corp.	49,566	4,466,392
Road & Rail Total		6,863,822
INDUSTRIALS TOTAL		97,883,130
INFORMATION TECHNOLOGY — 18.6%
Communications Equipment — 1.1%
QUALCOMM, Inc.	189,863	8,874,197
Communications Equipment Total		8,874,197
Computers & Peripherals — 3.9%
Apple, Inc. (a)	65,382	20,343,609
EMC Corp. (a)	289,987	6,231,821
Hewlett-Packard Co.	115,376	4,837,716
Computers & Peripherals Total		31,413,146
Electronic Equipment, Instruments & Components — 1.4%
DTS, Inc. (a)	73,733	3,461,027
Hollysys Automation Technologies Ltd. (a)	251,594	3,424,195
Tyco Electronics Ltd.	135,041	4,107,947
Electronic Equipment, Instruments & Components Total		10,993,169
Internet Software & Services — 3.5%
eBay, Inc. (a)	252,880	7,366,394
Google, Inc., Class A (a)	19,515	10,844,681
GSI Commerce, Inc. (a)	126,632	3,020,173
Opera Software ASA	434,154	1,885,735
Sina Corp. (a)	55,005	3,521,420
Tencent Holdings Ltd.	85,100	1,874,271
Internet Software & Services Total		28,512,674
IT Services — 3.2%
Alliance Data Systems Corp. (a)	68,995	4,352,204
International Business Machines Corp.	112,700	15,942,542
MasterCard, Inc., Class A	22,924	5,433,676
IT Services Total		25,728,422
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	498,847	3,636,595
FEI Co. (a)	132,001	3,141,624
Intel Corp.	171,779	3,627,972
Silicon Laboratories, Inc. (a)	43,790	1,860,199
Trina Solar Ltd., ADR (a)	93,805	2,093,728

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Varian Semiconductor Equipment Associates, Inc. (a)	146,029	4,604,294
Semiconductors & Semiconductor Equipment Total		18,964,412
Software — 3.1%
Microsoft Corp.	311,618	7,855,890
Oracle Corp.	399,380	10,799,235
TIBCO Software, Inc. (a)	157,686	3,096,953
VanceInfo Technologies, Inc., ADR (a)	81,633	3,070,217
Software Total		24,822,295
INFORMATION TECHNOLOGY TOTAL		149,308,315
MATERIALS — 5.2%
Chemicals — 1.1%
Ferro Corp. (a)	421,803	6,019,129
STR Holdings, Inc. (a)	154,995	2,782,160
Chemicals Total		8,801,289
Construction Materials — 0.2%
PT Indocement Tunggal Prakarsa Tbk	1,041,500	1,915,225
Construction Materials Total		1,915,225
Metals & Mining — 3.9%
Anglo Platinum Ltd. (a)	27,419	2,555,417
ArcelorMittal, NY Registered Shares	125,123	3,963,897
Eurasian Natural Resources Corp. PLC	489,371	6,679,239
Freeport-McMoRan Copper & Gold, Inc.	74,029	7,500,618
Petropavlovsk PLC	189,534	3,136,885
Thompson Creek Metals Co., Inc. (a)	381,580	4,636,197
Vale SA, ADR	77,585	2,457,893
Metals & Mining Total		30,930,146
MATERIALS TOTAL		41,646,660
TELECOMMUNICATION SERVICES — 1.5%
Wireless Telecommunication Services — 1.5%
American Tower Corp., Class A (a)	87,312	4,415,368
Millicom International Cellular SA	25,446	2,208,204
Mobile TeleSystems OJSC, ADR	245,096	5,139,663
Wireless Telecommunication Services Total		11,763,235
TELECOMMUNICATION SERVICES TOTAL		11,763,235
UTILITIES — 2.1%
Electric Utilities — 0.6%
NV Energy, Inc.	355,008	4,860,060
Electric Utilities Total		4,860,060

7

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.7%
PT Perusahaan Gas Negara Tbk	11,267,500	5,366,431
Gas Utilities Total		5,366,431
Independent Power Producers & Energy Traders — 0.8%
AES Corp. (a)	583,892	6,311,872
Independent Power Producers & Energy Traders Total		6,311,872
UTILITIES TOTAL		16,538,363

Total Common Stocks (cost of $635,439,568)		797,452,208

Rights — 0.0%
CONSUMER STAPLES — 0.0%
Personal Products — 0.0%
Hypermarcas SA Expires 12/08/10 (a)	211	17
Personal Products Total		17
CONSUMER STAPLES TOTAL		17

Total Rights (cost of $—)		17

	Par ($)
Short-Term Obligation — 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.150%, collateralized by U.S. Treasury obligations with various maturities to 06/30/14, market value $4,280,188 (repurchase proceeds $4,196,017)	4,196,000	4,196,000

Total Short-Term Obligation (cost of $4,196,000)		4,196,000

Total Investments — 100.0% (cost of $639,635,568)(b)(c)		801,648,225

Other Assets & Liabilities, Net — (0.0)%		(277,962)

Net Assets — 100.0%		801,370,263

8

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities  may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$75,008,572	$20,437,397	$—	$95,445,969
Consumer Staples	64,210,337	8,737,221	—	72,947,558
Energy	121,194,977	—	—	121,194,977
Financials	118,656,266	2,121,921	—	120,778,187
Health Care	67,341,390	2,604,424	—	69,945,814
Industrials	86,446,665	11,436,465	—	97,883,130
Information Technology	145,548,309	3,760,006	—	149,308,315
Materials	27,359,894	14,286,766	—	41,646,660
Telecommunication Services	11,763,235	—	—	11,763,235
Utilities	11,171,932	5,366,431	—	16,538,363
Total Common Stocks	728,701,577	68,750,631	—	797,452,208
Total Rights	17	—	—	17
Total Short-Term Obligation	—	4,196,000	—	4,196,000
Total Investments	$728,701,594	$72,946,631	$—	$801,648,225

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $639,635,568.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$180,708,356	$(18,695,699)	$162,012,657

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
November 30, 2010 (Unaudited)	Columbia Technology Fund

	Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 10.1%
Diversified Consumer Services — 0.3%
Capella Education Co. (a)	15,900	871,161
Diversified Consumer Services Total		871,161
Hotels, Restaurants & Leisure — 2.4%
Ctrip.com International Ltd., ADR (a)	148,390	6,502,450
Hotels, Restaurants & Leisure Total		6,502,450
Internet & Catalog Retail — 6.9%
Amazon.com, Inc. (a)	40,220	7,054,588
NetFlix, Inc. (a)	24,490	5,042,491
priceline.com, Inc. (a)	17,250	6,797,362
Internet & Catalog Retail Total		18,894,441
Media — 0.5%
DIRECTV, Class A (a)	30,310	1,258,774
Media Total		1,258,774
CONSUMER DISCRETIONARY TOTAL		27,526,826
FINANCIALS — 0.2%
Consumer Finance — 0.2%
Netspend Holdings, Inc. (a)	47,070	630,738
Consumer Finance Total		630,738
FINANCIALS TOTAL		630,738
HEALTH CARE — 2.7%
Health Care Equipment & Supplies — 0.7%
Align Technology, Inc. (a)	47,690	834,098
NuVasive, Inc. (a)	39,100	913,376
Health Care Equipment & Supplies Total		1,747,474
Health Care Technology — 0.7%
Cerner Corp. (a)	22,610	1,986,515
Health Care Technology Total		1,986,515

1

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. (a)	103,830	3,636,126
Life Sciences Tools & Services Total		3,636,126
HEALTH CARE TOTAL		7,370,115
INDUSTRIALS — 0.3%
Aerospace & Defense — 0.3%
Global Defense Technology & Systems, Inc. (a)	65,273	890,324
Aerospace & Defense Total		890,324
INDUSTRIALS TOTAL		890,324
INFORMATION TECHNOLOGY — 82.4%
Communications Equipment — 6.1%
Acme Packet, Inc. (a)	29,990	1,468,910
Aruba Networks, Inc. (a)	195,220	4,138,664
F5 Networks, Inc. (a)	40,550	5,347,734
QUALCOMM, Inc.	123,230	5,759,770
Communications Equipment Total		16,715,078
Computers & Peripherals — 14.0%
Apple, Inc. (a)	78,864	24,538,534
Compellent Technologies, Inc. (a)	56,130	1,459,380
EMC Corp. (a)	395,380	8,496,716
NetApp, Inc. (a)	72,870	3,711,269
Computers & Peripherals Total		38,205,899
Electronic Equipment, Instruments & Components — 1.9%
Corning, Inc.	70,630	1,247,326
DTS, Inc. (a)	23,741	1,114,403
LG Display Co., Ltd., ADR	73,250	1,248,180
Universal Display Corp. (a)	59,470	1,472,477
Electronic Equipment, Instruments & Components Total		5,082,386
Internet Software & Services — 10.9%
Akamai Technologies, Inc. (a)	111,060	5,796,222
Baidu, Inc., ADR (a)	84,990	8,940,098
eBay, Inc. (a)	50,540	1,472,230
Equinix, Inc. (a)	26,210	2,033,896
Google, Inc., Class A (a)	4,000	2,222,840
KIT Digital, Inc. (a)	107,786	1,484,213
LogMeIn, Inc. (a)	31,980	1,400,404
OpenTable, Inc. (a)	19,710	1,429,763
Sohu.com, Inc. (a)	20,600	1,430,258

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
VeriSign, Inc. (a)	105,460	3,618,333
Internet Software & Services Total		29,828,257
IT Services — 7.7%
Accenture PLC, Class A	64,040	2,774,213
Alliance Data Systems Corp. (a)	21,880	1,380,190
Cognizant Technology Solutions Corp., Class A (a)	102,210	6,641,606
Infosys Technologies Ltd., ADR	47,730	3,157,340
International Business Machines Corp.	18,990	2,686,325
Teradata Corp. (a)	108,190	4,445,527
IT Services Total		21,085,201
Semiconductors & Semiconductor Equipment — 14.6%
Advanced Micro Devices, Inc. (a)	538,890	3,928,508
Analog Devices, Inc.	77,431	2,753,446
ASML Holding N.V., N.Y. Registered Shares	65,330	2,131,718
Atheros Communications, Inc. (a)	54,590	1,777,450
Broadcom Corp., Class A	57,190	2,544,383
Cavium Networks, Inc. (a)	42,556	1,565,848
Cree, Inc. (a)	57,920	3,775,226
Entropic Communications, Inc. (a)	129,673	1,159,277
Intersil Corp., Class A	106,100	1,352,775
KLA-Tencor Corp.	39,230	1,438,564
Lam Research Corp. (a)	45,310	2,053,902
Marvell Technology Group Ltd. (a)	75,395	1,454,370
MIPS Technologies, Inc. (a)	75,770	1,029,714
National Semiconductor Corp.	97,680	1,304,028
Silicon Laboratories, Inc. (a)	27,300	1,159,704
Skyworks Solutions, Inc. (a)	195,700	4,980,565
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	261,450	2,810,588
Veeco Instruments, Inc. (a)	59,030	2,596,139
Semiconductors & Semiconductor Equipment Total		39,816,205
Software — 27.2%
ANSYS, Inc. (a)	117,260	5,687,110
Autodesk, Inc. (a)	156,460	5,521,473
AutoNavi Holdings Ltd., ADR (a)	49,730	953,324
Check Point Software Technologies Ltd. (a)	134,960	5,785,735
Citrix Systems, Inc. (a)	111,090	7,378,598
Concur Technologies, Inc. (a)	96,400	4,936,644
Fortinet, Inc. (a)	37,080	1,181,740

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Intuit, Inc. (a)	66,040	2,964,536
Oracle Corp.	73,380	1,984,195
Red Hat, Inc. (a)	131,080	5,701,980
Rovi Corp. (a)	181,707	10,024,775
Salesforce.com, Inc. (a)	59,590	8,296,120
SuccessFactors, Inc. (a)	155,141	4,680,604
TIBCO Software, Inc. (a)	162,322	3,188,004
VanceInfo Technologies, Inc., ADR (a)	33,762	1,269,789
VMware, Inc., Class A (a)	61,050	4,976,796
Software Total		74,531,423
INFORMATION TECHNOLOGY TOTAL		225,264,449
TELECOMMUNICATION SERVICES — 4.0%
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	78,630	2,516,946
Diversified Telecommunication Services Total		2,516,946
Wireless Telecommunication Services — 3.1%
America Movil SAB de CV, Series L, ADR	24,880	1,404,725
Crown Castle International Corp. (a)	75,040	3,117,162
NII Holdings, Inc. (a)	63,160	2,448,082
SBA Communications Corp., Class A (a)	36,210	1,417,621
Wireless Telecommunication Services Total		8,387,590
TELECOMMUNICATION SERVICES TOTAL		10,904,536

Total Common Stocks (cost of $194,117,867)		272,586,988

	Par ($)
Short-Term Obligation — 2.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/10, due 12/01/10 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/15, market value $7,126,150 (repurchase proceeds $6,982,029)	6,982,000	6,982,000

Total Short-Term Obligation (cost of $6,982,000)		6,982,000

Total Investments — 102.2% (cost of $201,099,867)(b)(c)		279,568,988

Other Assets & Liabilities, Net — (2.2)%		(6,077,844)

Net Assets — 100.0%		273,491,144

4

Notes to Investment Portfolio:

*

Security Valuation:

 Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of November 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$272,586,988	$—	$—	$272,586,988
Total Short-Term Obligation	—	6,982,000	—	6,982,000
Total Investments	$272,586,988	$6,982,000	$—	$279,568,988

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $201,099,867.
(c)	Unrealized appreciation and depreciation at November 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$80,269,848	$(1,800,727)	$78,469,121

Acronym	Name

ADR	American Depositary Receipt

6

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2011

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2011